UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

CHARLES M. WEBER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Baird Intermediate Bond Fund
Schedule of Investments
September 30, 2007 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 93.8%
Asset Backed Securities - 4.7%
$175,000	American Express Credit Account Master Trust,
	Series 2005-5, Class A, 5.793%, 02/15/2013	$173,797
326,695	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-1, Class A6, 6.51%, 08/25/2027	325,571
577,048	Bayview Financial Acquisition Trust,
	Series 2005-B, Class 1A2, 4.696%, 04/28/2039	573,163
11,707	CitiFinancial Mortgage Securities, Inc.,
	Series 2004-1, Class AF2, 2.645%, 04/25/2034	11,341
5,603	Contimortgage Home Equity Trust,
	Series 1999-1, Class A7, 6.97%, 12/25/2013	5,583
	Countrywide Asset-Backed Certificates:
2,215,000	Series 2006-S3, Class A2, 6.085%, 06/25/2021	2,167,499
2,200,000	Series 2005-12, Class 1A2, 4.847%, 02/25/2036	2,181,204
375,000	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	373,504
1,380,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	1,345,241
1,375,367	Credit Based Asset Servicing and Securities,
	Series 2005-CB1, Class AF4, 4.615%, 01/25/2035	1,370,071
	Delta Funding Home Equity Loan Trust:
201,876	Series 1997-2, Class A6, 7.04%, 06/25/2027	201,190
144,431	Series 1999-1, Class A6F, 6.34%, 12/15/2028	144,145
573,642	Series 1999-2, Class A7F, 7.03%, 08/15/2030	572,274
	Discover Card Master Trust I:
150,000	Series 2003-4, Class A1, 5.43%, 05/15/2011	149,882
175,000	Series 2005-2, Class A, 5.78%, 04/17/2012	174,445
44,275	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09/25/2027	44,127
	GMAC Mortgage Corporation Loan Trust:
175,000	Series 2003-J1, Class A2, 5.25%, 03/25/2018	174,217
1,097,988	Series 2004-GH1, Class A2, 4.39%, 12/25/2025	1,080,649
1,682,188	Series 2004-J4, Class A2, 5.50%, 09/25/2034	1,680,145
250,000	Series 2005-HE3, Class A2, 5.281%, 02/25/2036	247,321
	Green Tree Financial Corporation:
1,124,187	Series 1998-2, Class A5, 6.24%, 11/01/2016	1,098,571
88,591	Series 1993-4, Class A5, 7.05%, 01/15/2019	90,814
1,472,667	Series 1998-3, Class A5, 6.22%, 03/01/2030	1,498,076
533,444	Series 1998-4, Class A5, 6.18%, 04/01/2030	516,265
110,846	IMC Home Equity Loan Trust,
	Series 1998-1, Class A6, 7.02%, 06/20/2029	110,535
235,350	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	218,845
809,001	Popular Asset Backed Mortgage Pass-Thru Trust,
	Series 2005-B, Class AF3, 4.62%, 08/25/2035	803,170
23,230	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	22,690
234,784	Structured Asset Securities Corporation,
	Series 2005-2XS, Class 1A2A, 4.51%, 02/25/2035	231,114
		17,585,449

Financial - 16.7%
875,000	Allfirst Financial, Inc. Subordinated Notes,
	6.875%, 06/01/2009	905,202
	American General Finance Corporation Notes:
25,000	4.625%, 09/01/2010	24,506
550,000	4.00%, 03/15/2011	523,933
630,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11/01/2025	647,375
691,000	AmSouth Bank NA Subordinated Notes,
	6.45%, 02/01/2008	694,310
500,000	AMVESCAP PLC Notes,
	5.375%, 02/27/2013 f	494,328
1,335,000	Anthem, Inc.,
	6.80%, 08/01/2012	1,421,786
635,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	802,938
1,150,000	Bank of Tokyo-Mitsubishi/UFJ NY,
	7.40%, 06/15/2011	1,236,015
	Bank One Corporation Subordinated Notes:
180,000	6.00%, 02/17/2009	182,410
1,043,000	10.00%, 08/15/2010	1,176,907
1,695,000	BankAmerica Institutional,
	8.07%, 12/31/2026 (Acquired 01/04/2006, 06/01/2006, 10/11/2006, 1/24/2007, 05/07/2007, and	1,763,393
	09/21/2007; Cost $500,456, $682,331, $417,508, $26,010, $52,079 and $104,000, respectively) *
480,000	Bankers Trust Corporation Subordinated Notes,
	7.375%, 05/01/2008	484,861
2,500,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027	2,604,075
1,000,000	Bear Stearns Company, Inc.,
	6.40%, 10/02/2017	993,594
1,000,000	BOI Capital Funding No. 2,
	5.571%, 02/01/2049 (Acquired 01/20/2006; Cost $1,000,000) * f	894,638
300,000	CIT Group Company of Canada,
	5.20%, 06/01/2015 f	272,393
	CIT Group, Inc.:
200,000	5.40%, 01/30/2016	180,656
1,500,000	6.10%, 03/15/2067 (Callable 03/15/2017)	1,237,842
1,000,000	Compass Bank Subordinated Notes,
	8.10%, 08/15/2009	1,054,563
260,000	Corestates Capital Trust I,
	8.00%, 12/15/2026 (Acquired 11/29/2005; Cost $276,398) *	269,417
275,000	Corp Andina De Fomento Notes,
	7.375%, 01/18/2011 f	294,077
1,450,000	Countrywide Financial Corporation Subordinated Notes,
	6.25%, 05/15/2016	1,312,198
441,352	First National Bank of Chicago Pass-Thru Certificates,
	8.08%, 01/05/2018	507,524
2,600,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	2,718,817
2,025,000	First Union Capital,
	7.935%, 01/15/2027	2,109,625
775,000	FMR Corporation Notes,
	4.75%, 03/01/2013 (Acquired 02/26/2003; Cost $777,379) *	761,629
800,000	General Electric Capital Corporation Notes,
	6.00%, 06/15/2012	824,916
1,100,000	Genworth Financial Inc. Notes,
	5.75%, 06/15/2014	1,102,149
1,975,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004, 02/02/2005, 04/26/2006 and 12/04/2006; Cost $794,280,	1,945,286
	$146,738, $282,792 and $720,432, respectively) *

775,000	Goldman Sachs Group, Inc. Bonds,
	5.15%, 01/15/2014	751,928
1,000,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Acquired 05/16/2006; Cost $1,000,000) *	1,027,880
1,195,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 06/20/2001, 01/26/2005 and 10/19/2006; Cost $497,765, $373,500 and	1,303,446
	$397,317, respectively) *
400,000	Highmark, Inc. Notes,
	6.80%, 08/15/2013 (Acquired 08/14/2003; Cost $399,088) *	423,618
25,000	HSBC Finance Corporation Notes,
	5.00%, 06/30/2015	23,608
1,050,000	Istar Financial, Inc.,
	5.95%, 10/15/2013	985,431
500,000	J.P. Morgan Chase & Company Subordinated Notes,
	6.625%, 03/15/2012	524,838
	Korea Development Bank Notes: f
450,000	4.25%, 11/13/2007	449,527
1,275,000	3.875%, 03/02/2009	1,249,500
350,000	4.625%, 09/16/2010	346,430
1,000,000	5.125%, 02/14/2011	998,959
	Lehman Brothers Holdings, Inc. Notes:
846,000	8.50%, 08/01/2015	970,384
50,000	6.50%, 07/19/2017	50,672
1,735,000	Lehman Brothers Holdings Senior Notes,
	8.80%, 03/01/2015	1,994,202
700,000	Marsh & McLennan Companies, Inc.,
	5.375%, 07/15/2014	675,483
375,000	Met Life Global Funding Senior Notes,
	4.50%, 05/05/2010 (Acquired 08/04/2005 and 03/22/2007; Cost $123,925 and $245,931, respectively) *	371,222
1,000,000	Morgan Stanley Dean Witter Debentures,
	10.00%, 06/15/2008	1,032,308
25,000	Morgan Stanley Subordinated Notes,
	4.75%, 04/01/2014	23,483
1,530,000	National Australia Bank Ltd. Subordinated Notes, Series A,
	8.60%, 05/19/2010 f	1,676,228
350,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	420,166
534,000	National City Bank of Kentucky Subordinated Notes,
	6.30%, 02/15/2011	548,699
1,100,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	1,131,287
760,000	NB Capital Trust IV,
	8.25%, 04/15/2027	790,955
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027	1,043,079
800,000	Phoenix Companies,
	6.675%, 02/16/2008	801,523
1,319,000	PNC Funding Corporation,
	7.50%, 11/01/2009	1,383,731
1,500,000	Premium Asset Senior Notes,
	4.125%, 03/12/2009 (Acquired 12/20/2006 and 05/10/2007; Cost $935,000 and $480,000, respectively) *	1,442,558
25,000	Protective Life Corporation Senior Notes,
	4.30%, 06/01/2013	23,588
775,000	Residential Capital Corporation,
	6.875%, 06/30/2015	625,813
546,000	SAFECO Corporation Senior Notes,
	7.25%, 09/01/2012	586,253

800,000	Santander Central Hispano Insurances,
	6.375%, 02/15/2011 f	841,612
	SLM Corporation Notes:
1,516,000	4.50%, 07/26/2010	1,419,172
200,000	5.375%, 05/15/2014	174,538
1,000,000	St. Paul Travelers, Inc.,
	6.25%, 06/20/2016	1,026,142
1,046,000	Toll Road Inv. Part II,
	0.00%, 02/15/2011 (Acquired 09/28/2004; Cost $782,046) * ^	879,143
1,320,000	Transamerica Finance Corporation Debentures,
	0.00%, 03/01/2010 ^	1,159,604
550,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	569,254
870,000	Union Planters Corporation Subordinated Notes,
	6.50%, 03/15/2018	876,308
500,000	Washington Mutual Bank Subordinated Notes,
	6.875%, 06/15/2011	516,470
	Westdeutsche Landesbank Subordinated Notes: f
246,000	6.05%, 01/15/2009	249,422
1,495,000	4.796%, 07/15/2015	1,451,717
		62,281,544
Industrial - 17.7%
450,000	Alcan, Inc. Notes,
	5.00%, 06/01/2015 f	430,051
1,745,000	American Standard Inc.,
	7.375%, 02/01/2008	1,753,280
1,008,000	Ameritech Capital Funding Debentures,
	6.45%, 01/15/2018	1,047,655
300,000	Bellsouth Corporation,
	4.75%, 11/15/2012	291,796
	Bunge Ltd. Finance Corporation Notes:
800,000	5.35%, 04/15/2014	767,625
1,085,000	5.10%, 07/15/2015	1,010,506
375,000	Caesars Entertainment Senior Notes,
	7.50%, 09/01/2009	384,375
125,000	Chelsea Property Group Notes,
	7.25%, 10/21/2007	125,101
1,250,000	Clear Channel Communications Senior Unsubordinated Notes,
	5.50%, 12/15/2016	952,095
125,000	Comcast Cable Communication Holdings,
	8.375%, 03/15/2013	140,105
525,000	Comcast Corporation,
	6.50%, 01/15/2017	541,570
50,000	Comcast Corporation Senior Subordinated Notes,
	10.625%, 07/15/2012	59,372
50,000	Computer Sciences Corporation Notes,
	6.25%, 03/15/2009	50,520
21,564	Continental Airlines, Inc. Pass-Thru Certificates,
	Series 1998-1, 6.541%, 03/15/2008	21,349
1,281,000	COX Communications Inc.,
	7.125%, 10/01/2012	1,357,635
1,700,000	CSX Corporation,
	5.75%, 03/15/2013	1,705,940
1,000,000	D.R. Horton Inc. Unsubordinated Notes,
	6.50%, 04/15/2016	875,901
1,250,000	Deutsche Telekom International Finance BV,
	8.00%, 06/15/2010 f	1,338,976
875,000	Donnelley (R.R.) & Sons Co.,
	6.125%, 01/15/2017	868,496

2,434,000	Ensco International, Inc. Notes,
	6.75%, 11/15/2007	2,439,481
500,000	Fiserv, Inc. Notes,
	4.00%, 04/15/2008	496,599
623,000	Ford Capital BV Debentures,
	9.50%, 06/01/2010 f	619,885
300,000	Ford Motor Company Debentures,
	9.215%, 09/15/2021	259,500
300,000	Gannett Company Inc. Notes,
	4.125%, 06/15/2008	297,110
	General Motors Acceptance Corporation Notes:
1,025,000	7.75%, 01/19/2010	1,016,661
200,000	6.75%, 12/01/2014	181,275
550,000	General Motors Nova Scotia Finance Company,
	6.85%, 10/15/2008 f	544,500
	Halliburton Company Notes:
475,000	5.625%, 12/01/2008	477,048
675,000	5.50%, 10/15/2010	682,838
875,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	837,835
650,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	633,748
975,000	Hutchison Whampoa International Limited,
	6.25%, 01/24/2014 (Acquired 11/19/2003 and 02/08/2005; Cost $749,228 and $244,602, respectively) * f	1,003,034
1,000,000	Ingersoll-Rand Company Debentures,
	6.391%, 11/15/2027 f	1,064,990
1,100,000	International Paper Company Notes,
	6.50%, 11/15/2007	1,100,696
1,100,000	Johnson Controls Inc. Senior Notes,
	5.50%, 01/15/2016	1,083,394
675,000	Laboratory Corporation of America Holdings,
	5.50%, 02/01/2013	652,666
550,000	Lafarge S. A. Notes,
	6.50%, 07/15/2016 f	558,044
500,000	Limited Brands, Inc.,
	5.25%, 11/01/2014	460,437
1,000,000	Macys Retail Holdings, Inc.,
	7.90%, 10/15/2007	1,000,500
400,000	Marathon Oil Corporation,
	6.00%, 07/01/2012 f	410,392
1,550,000	Masco Corporation,
	6.125%, 10/03/2016	1,512,918
650,000	New York Telephone Company Debentures,
	8.625%, 11/15/2010	712,491
1,898,000	Nextel Communications Senior Notes,
	6.875%, 10/31/2013	1,905,590
700,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $696,731) * f	695,983
600,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014 (Acquired 09/28/2005; Cost $618,138) * f	589,246
1,850,000	PEMEX Project Funding Master Trust,
	9.125%, 10/13/2010 f	2,045,175
1,770,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	1,721,530
1,500,000	Premcor Refining Group Inc. Senior Notes,
	9.50%, 02/01/2013	1,583,919
	Qwest Capital Funding, Inc.:
350,000	7.00%, 08/03/2009	351,750
100,000	7.25%, 02/15/2011	100,500

1,000,000	Reed Elsevier Capital Notes,
	4.625%, 06/15/2012	983,925
600,000	SBC Communications, Inc. Notes,
	5.625%, 06/15/2016	594,905
2,400,000	Sealed Air Corporation Senior Notes,
	5.375%, 04/15/2008 (Acquired 04/09/2003, 07/03/2007, and 08/08/2007; Cost $646,490, $1,497,435, and	2,392,958
	$249,345, respectively) *
125,000	Simon Property Group, LP,
	6.375%, 11/15/2007	125,052
500,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016	480,262
1,100,000	Sunoco, Inc. Senior Notes,
	5.75%, 01/15/2017	1,082,060
	TCI Communications, Inc. Debentures:
550,000	7.875%, 08/01/2013	601,921
583,000	8.75%, 08/01/2015	675,842
	Telecom Italia Capital: f
1,360,000	4.95%, 09/30/2014	1,285,426
650,000	5.25%, 10/01/2015	617,063
756,000	Tele-Communications, Inc. Debentures,
	9.80%, 02/01/2012	875,033
1,650,000	Telefonica Emisiones, S.A.U.,
	6.421%, 06/20/2016 f	1,693,154
1,000,000	Time Warner Cable, Inc.,
	5.85%, 05/01/2017 (Acquired 04/04/2007; Cost $997,690) *	972,208
250,000	Time Warner Companies, Inc.,
	6.875%, 06/15/2018	258,498
1,275,000	Time Warner Companies Inc. Debentures,
	9.125%, 01/15/2013	1,461,682
1,470,000	Transocean, Inc.,
	6.625%, 04/15/2011 f	1,522,889
275,000	Tribune Company,
	5.25%, 08/15/2015	191,658
500,000	Tyco Electronics Group S.A.,
	6.55%, 10/01/2017 (Acquired 09/26/2007 and 09/26/2007; Cost $302,956 and $201,970, respectively) * f	506,245
	Tyco International Group S.A.: f
1,525,000	6.375%, 10/15/2011	1,560,485
650,000	6.00%, 11/15/2013	656,123
	United AirLines, Inc. Pass-Thru Certificates:
460,617	Series 2001-1, 6.201%, 09/01/2008	459,466
265,230	Series 1991-A, 10.02%, 03/22/2014	130,957
245,275	Series 2000-2, 7.762%, 12/31/2049	226,880
1,000,000	Univision Communication, Inc.,
	3.50%, 10/15/2007	992,500
1,500,000	Vale Overseas Limited,
	6.25%, 01/23/2017 f	1,516,799
1,050,000	Viacom, Inc.,
	7.70%, 07/30/2010	1,114,659
	Waste Management, Inc.:
1,510,000	6.875%, 05/15/2009	1,560,750
25,000	5.00%, 03/15/2014	23,941
500,000	Willamette Industries, Inc. Notes,
	6.60%, 06/05/2012	514,691
		65,840,115

Mortgage Backed Securities - 17.3%
	Bank of America Alternative Loan Trust:
530,463	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	512,063
1,542,419	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	1,541,029
1,739,622	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	1,727,662
307,724	Series 2006-2, Class 7A1, 6.00%, 03/25/2021	312,422
1,588,088	Series 2006-3, Class 6A1, 6.00%, 04/25/2036	1,606,509
1,089,480	Bank of America Funding Corporation,
	Series 2003-3, Class 1A41, 5.50%, 10/25/2033	1,069,220
	Citicorp Mortgage Securities, Inc.:
1,615,510	Series 2004-5, Class 1A25, 5.50%, 10/25/2014	1,614,793
1,444,378	Series 2004-4, Class A5, 5.50%, 06/25/2034	1,423,882
	Countrywide Alternative Loan Trust:
485,462	Series 2005-5R, Class A2, 4.75%, 12/25/2018	480,284
1,536,763	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1,512,548
352,553	Series 2005-85CB, Class 3A1, 5.25%, 02/25/2021 (Acquired 09/26/2007 and 09/26/2007; Cost $109,597 and	347,394
	$237,461, respectively) *
2,725,734	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	2,711,955
34,425	Series 2004-18CB, 5.125%, 09/25/2034	34,366
50,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	49,599
224,654	Series 2005-11CB, Class 2A1, 5.50%, 06/25/2035	222,273
1,735,000	Countrywide Home Loans, Inc.,
	Series 2003-18, Class A3, 5.25%, 07/25/2033	1,729,237
	Credit Suisse First Boston Mortgage Securities Corp.:
4,217,452	Series 1998-C2, Class A2, 6.30%, 11/15/2030	4,253,275
143,679	Series 2005-3, Class 3A27, 5.50%, 07/25/2035	142,860
	Federal Gold Loan Mortgage Corporation (FGLMC) Pass-Thru Certificates:
1,891,306	6.00%, 06/01/2021	1,915,207
150,562	4.50%, 01/01/2008	149,785
58,636	6.00%, 07/01/2028	59,124
	Federal Home Loan Mortgage Corporation (FHLMC):
1,579,825	Series 3033, Class LU, 5.50%, 03/15/2013	1,603,489
1,608,726	Series 2695, Class UA, 5.50%, 09/15/2014	1,617,731
756,546	Series R001, Class AE, 4.375%, 04/15/2015	743,657
2,176,977	Series R003, Class VA, 5.50%, 08/15/2016	2,188,784
2,444,019	Series 3122, Class VA, 6.00%, 01/15/2017	2,496,644
1,912,175	Series R010, Class VA, 5.50%, 04/15/2017	1,921,252
619,267	Series R009, Class AJ, 5.75%, 12/15/2018	622,834
52,761	Series 1395, Class G, 6.00%, 10/15/2022	52,686
605,333	Series 2970, Class DA, 5.50%, 01/15/2023	611,338
	Federal National Mortgage Association (FNMA):
1,241,738	Series 2006-B2, Class AB, 5.50%, 05/25/2014	1,244,639
1,500,000	Series 2003-24, Class PC, 5.00%, 11/25/2015	1,496,151
1,244,136	Series 2006-B1, Class AB, 6.00%, 06/25/2016	1,256,210
50,000	Series 2003-35, Class TD, 5.00%, 12/25/2016	49,813
205,250	Series 1991-137, Class H, 7.00%, 10/25/2021	215,763
176,999	Series 1992-136, Class PK, 6.00%, 08/25/2022	180,080
91,484	Series 1993-32, Class H, 6.00%, 03/25/2023	91,853
361,494	Series 2002-95, Class MD, 5.00%, 07/25/2026	360,745
229,946	Series 2002-77, Class QP, 5.00%, 09/25/2026	229,475
2,825,293	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	2,775,567
4,000,000	Series 2004-W10, Class A24, 5.00%, 08/25/2034	3,976,577
	Government National Mortgage Association (GNMA):
186,929	Series 2003-12, Class ON, 4.00%, 02/16/2028	186,585
472,072	Series 1999-4, Class ZB, 6.00%, 02/20/2029	474,641
	J.P. Morgan Alternative Loan Trust:
1,548,137	Series 2006-A1, Class 2A1, 5.799%, 03/25/2036	1,558,625
3,000,000	Series 2006-S2, Class A2, 5.81%, 05/25/2036	3,015,387
897,544	Lehman Mortgage Trust,
	Series 2006-4, Class 3A1, 5.00%, 08/25/2021	880,981

	Master Alternative Loans Trust:
579,317	Series 2004-3, Class 1A1, 5.00%, 03/25/2019	565,922
335,219	Series 2005-3, Class 4A1, 5.50%, 03/25/2020	334,133
152,992	Morgan Stanley Capital I,
	Series 1998-CF1, Class A2, 6.60%, 07/15/2032	153,570
497,808	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	484,176
	Washington Mutual:
3,704,727	Series 2004-CB3, Class 3A, 5.50%, 10/25/2019	3,705,267
944,442	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	943,443
	Washington Mutual, Inc. Pass-Thru Certificates:
2,554,111	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	2,492,654
1,430,513	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	1,434,983
1,155,290	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	1,170,044
		64,551,186
Taxable Municipal Bonds - 0.6%
915,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023	870,439
	Tobacco Settlement Financing Corporation:
185,000	Series 2001-A, Class A, 5.92%, 06/01/2012	184,249
1,138,036	Series 2001-A, Class A, 6.36%, 05/15/2025	1,135,043
		2,189,731
Utilities - 8.6%
1,715,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	1,794,670
50,000	Commonwealth Edison,
	5.95%, 08/15/2016	49,829
1,877,000	Consumers Energy Company, Series C,
	4.25%, 04/15/2008	1,863,735
1,000,000	Dominion Resources Inc., Series C,
	5.15%, 07/15/2015	950,702
1,400,000	Duke Capital LLC Notes,
	5.668%, 08/15/2014	1,368,872
600,000	Energy Transfer Partners,
	5.65%, 08/01/2012	594,464
300,000	Exelon Corporation Senior Notes,
	6.75%, 05/01/2011	311,845
100,000	FPL Group Capital, Inc., Series B,
	5.551%, 02/16/2008	99,818
2,500,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	2,272,358
378,690	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $390,642) *	375,653
300,000	Korea Electric Power Corporation,
	6.75%, 08/01/2027 f	335,263
	MidAmerican Energy Holdings Company Senior Notes:
800,000	4.625%, 10/01/2007	800,000
1,500,000	7.52%, 09/15/2008	1,528,862
1,400,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,415,987
25,000	National Rural Utilities,
	4.375%, 10/01/2010	24,545
100,000	NiSource Finance Corporation,
	7.875%, 11/15/2010	107,038
1,800,000	ONEOK, Inc. Senior Notes,
	7.125%, 04/15/2011	1,894,667
400,000	ONEOK Partners LP Notes,
	5.90%, 04/01/2012	404,756

1,417,000	Panhandle Eastern Pipeline Senior Notes,
	4.80%, 08/15/2008	1,406,153
1,700,000	PPL Energy Supply, LLC Bonds, Series A,
	5.70%, 10/15/2015	1,661,587
388,000	PPL Energy Supply, LLC Senior Notes,
	6.40%, 11/01/2011	400,337
900,000	Progress Energy, Inc. Senior Notes,
	6.85%, 04/15/2012	947,517
175,000	PSE&G Energy Holdings LLC Senior Notes,
	8.50%, 06/15/2011	184,192
	PSE&G Power LLC:
275,000	7.75%, 04/15/2011	294,462
425,000	5.00%, 04/01/2014	403,971
828,723	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	961,054
1,500,000	Rockies Express Pipeline LLC,
	6.448%, 08/20/2009 (Acquired 09/17/2007; Cost $1,495,751) *	1,498,837
3,500,000	System Energy Resources 1st Mortgage,
	4.875%, 10/01/2007	3,500,000
800,000	Transcontinental Gas Pipe Line Corporation Senior Notes,
	8.875%, 07/15/2012	890,000
306,765	Tristate Gen & Trans Assn,
	Series 2003, 6.04%, 01/31/2018 (Acquired 10/14/2003; Cost $306,765) *	304,532
	Vectren Utility Holdings:
900,000	6.625%, 12/01/2011	945,056
525,000	5.25%, 08/01/2013	511,378
900,000	Verizon Communications Debentures,
	6.84%, 04/15/2018	959,895
250,000	Verizon Communications Senior Unsecured Notes,
	5.55%, 02/15/2016	247,529
600,000	Williams Companies, Inc. Notes,
	8.125%, 03/15/2012	646,500
325,000	Yosemite Securities Trust I,
	8.25%, 11/15/2104 (Acquired 04/26/2001; Cost $340,415) * f	258,375
		32,214,439
U.S. Government Agency Issues - 16.3%
	Federal Home Loan Mortgage Corporation (FHLMC),
4,300,000	4.50%, 07/15/2013	4,250,236
	Federal National Mortgage Association (FNMA):
37,900,000	6.00%, 05/15/2011	39,793,825
17,100,000	4.375%, 03/15/2013	16,850,409
		60,894,470
U.S. Treasury Obligations - 11.9%
	U.S. Treasury Bonds,
32,450,000	9.125%, 05/15/2018	44,436,219
	Total Long-Term Investments (Cost $350,871,585)	349,993,153

COLLATERAL POOL INVESTMENT FOR SECURITIES
ON LOAN - 28.5% (Cost $106,166,317) (Please Refer to Note 1)		106,145,361

Shares
SHORT-TERM INVESTMENTS - 5.0%
Money Market Fund - 5.0%
18,618,252	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	18,618,252
	Total Short-Term Investments (Cost $18,618,252)	18,618,252
	Total Investments (Cost $475,656,154) - 127.3%	474,756,766
	Liabilities in Excess of Other Assets - (27.3)%	(101,640,871)
	TOTAL NET ASSETS - 100.0%	$373,115,895

*	Restricted Security Deemed Liquid
f	Foreign Security
^	Non-Income Producing

Baird Aggregate Bond Fund
Schedule of Investments
September 30, 2007 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 96.9%
Asset Backed Securities - 9.4%
$7,700,000	American Express Credit Account Master Trust,
	Series 2005-5, Class A, 5.793%, 02/15/2013	$7,647,053
5,000,000	Bayview Financial Acquisition,
	Series 2007-B, Class A12, 6.831%, 08/28/2037	4,959,500
2,000,000	Bayview Financial Acquisition Trust,
	Series 2006-A, Class 1A2, 5.483%, 02/28/2041	1,974,576
24,235	Citifinancial Mortgage Securities, Inc.,
	Series 2003-2, Class AF3, 3.043%, 05/25/2033	24,142
	Contimortgage Home Equity Trust:
7,581	Series 1999-1, Class A7, 6.97%, 12/25/2013	7,554
4,156	Series 1997-2, Class A9, 7.09%, 04/15/2028	4,149
43,086	Series 1999-3, Class A8, 5.884%, 05/25/2029	42,933
	Countrywide Asset-Backed Certificates:
4,100,000	Series 2006-S2, Class A2, 5.627%, 07/25/2027	4,013,464
2,000,000	Series 2005-17, Class 1AF2, 5.363%, 03/25/2030	1,979,866
1,500,000	Series 2004-15, Class AF6, 4.613%, 04/25/2035	1,444,112
5,050,000	Series 2005-1, Class AF6, 5.03%, 07/25/2035	4,950,452
537,182	Series 2005-10, Class AF2, 4.493%, 02/25/2036	535,043
3,000,000	Series 2005-10, Class AF6, 4.915%, 02/25/2036	2,846,623
2,000,000	Series 2005-17, Class 1AF, 5.564%, 05/25/2036	1,907,804
3,000,000	Series 2007-S1, Class A6, 5.693%, 11/25/2036	2,683,965
1,500,000	Series 2006-10, Class 1AF3, 5.971%, 09/25/2046	1,496,594
	Credit Based Asset Servicing and Securities:
916,912	Series 2005-CB1, Class AF4, 4.612%, 01/25/2035	913,380
2,000,000	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	1,977,001
362,016	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09/25/2027	360,805
	GE Capital Mortgage Services, Inc.:
5,608	Series 1997-HE4, Class A7, 6.735%, 12/25/2028	5,589
71,653	Series 1999-HE1, Class A7, 6.265%, 04/25/2029	71,405
433,416	GMAC Mortgage Corporation Loan Trust,
	Series 2004-GH1, Class A2, 4.39%, 12/25/2025	426,572
	Green Tree Financial Corporation:
986,183	Series 1998-2, Class A5, 6.24%, 11/01/2016	963,711
1,179,772	Series 1993-3, Class A7, 6.40%, 10/15/2018	1,207,989
1,231,415	Series 1993-4, Class A5, 7.05%, 01/15/2019	1,262,313
173,092	Series 1997-6, Class A8, 7.07%, 01/15/2029	178,437
2,061,196	Series 1998-3, Class A5, 6.22%, 03/01/2030	2,096,760
1,211,921	Series 1998-4, Class A5, 6.18%, 04/01/2030	1,172,894
1,797,159	GSAA Home Equity Trust,
	Series 2005-1, Class AF2, 4.316%, 11/25/2034	1,771,725
370,343	IMC Home Equity Loan Trust,
	Series 1997-5, Class A10, 6.88%, 11/20/2028	369,352
100,336	Impac CMB Trust,
	Series 2004-4, Class 2A2, 5.249%, 09/25/2034	95,864
117,675	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	109,423
	RAAC Series:
190,842	Series 2004-SP1, Class AI2, 4.38%, 01/25/2022	189,134
1,200,000	Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	1,170,986

	Renaissance Home Equity Loan Trust,
3,000,000	Series 2007-1, Class AF3, 5.612%, 04/25/2037	2,967,607
	Residential Asset Mortgage Products, Inc.:
1,514,575	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	1,479,387
1,000,000	Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	943,634
	Residential Asset Securities Corporation:
215,753	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	202,586
290,933	Series 2004-KS2, Class AI6, 4.30%, 03/25/2034	282,548
2,600,000	Stingray Pass-Thru Certificates,
	Series 2005, 5.902%, 01/12/2015 (Acquired 05/10/2007 and 09/19/2007; Cost $1,520,000	2,011,750
	and $775,000) *
	Structured Asset Securities Corporation:
428,544	Series 2004-11XS, Class 1A3A, 4.76%, 06/25/2034	427,044
24,959	Series 2004-16XS, Class A2, 4.91%, 08/25/2034	24,861
		59,200,587
Financial - 12.8%
600,000	American General Finance Corporation Senior Notes,
	8.45%, 10/15/2009	641,114
200,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11/01/2025	205,516
275,000	AMVESCAP PLC Notes,
	5.375%, 02/27/2013 f	271,880
300,000	BAC Capital Trust VI,
	5.625%, 03/08/2035	267,986
1,015,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	1,283,436
1,435,000	Bank of Tokyo-Mitsubishi/UFJ NY,
	7.40%, 06/15/2011	1,542,332
929,000	Bank One Corporation Subordinated Notes,
	10.00%, 08/15/2010	1,048,271
330,000	Bankers Trust Corporation Subordinated Notes,
	7.25%, 10/15/2011	356,433
2,175,000	Banponce Trust I,
	8.327%, 02/01/2027 (Callable 12/31/2007)	2,265,545
2,000,000	Capmark Financial Group, Inc.,
	6.30%, 05/10/2017 (Acquired 05/03/2007; Cost $1,996,780) *	1,740,598
325,000	CIT Group Company of Canada,
	5.20%, 06/01/2015 f	295,093
	CIT Group, Inc.:
500,000	5.40%, 01/30/2016	451,639
1,670,000	6.10%, 03/15/2067 (Callable 03/15/2007)	1,378,131
1,181,000	Compass Bank Subordinated Notes,
	8.10%, 08/15/2009	1,245,439
	Corp Andina De Fomento Notes: f
50,000	7.375%, 01/18/2011	53,469
340,000	5.75%, 01/12/2017	333,536
2,875,000	Countrywide Financial Corporation Subordinated Notes,
	6.25%, 05/15/2016	2,601,771
1,000,000	Credit Agricole S. A.,
	6.637%, 05/29/2049 (Acquired 05/23/2007; Cost $1,000,000) * f	939,528
3,135,000	First Empire Capital Trust I,
	8.234%, 02/01/2027	3,269,702
725,000	First Empire Capital Trust II,
	8.277%, 06/01/2027	756,291
639,961	First National Bank of Chicago Pass-Thru Certificates,
	8.08%, 01/05/2018	735,910
3,975,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	4,156,654

1,748,000	First Union Capital,
	7.935%, 01/15/2027 (Callable 12/31/2007)	1,821,049
2,768,000	First Union Institutional Capital I,
	8.04%, 12/01/2026 (Callable 12/31/2007)	2,883,296
1,460,000	First Union Institutional Capital II,
	7.85%, 01/01/2027 (Callable 12/31/2007)	1,519,295
2,500,000	Fleet Capital Trust II,
	7.92%, 12/11/2026 (Callable 12/07/2007)	2,597,700
1,650,000	FMR Corporation Notes,
	4.75%, 03/01/2013 (Acquired 02/26/2003, 03/15/2007, 07/31/2007, and 09/05/2007; Cost	1,621,533
	$250,768, $415,463, $661,409, and $262,097, respectively) *
1,575,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004, 02/02/2005, 10/31/2005 and 12/04/2006;	1,551,304
	Cost $496,425, $122,281, $231,168 and $695,590, respectively) *
850,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034	792,000
1,000,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Acquired 05/16/2006; Cost $1,000,000) *	1,027,880
500,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 06/20/2001 and 01/26/2005; Cost $150,908 and $345,000,	545,375
	respectively) *
1,000,000	Highmark, Inc. Notes,
	6.80%, 08/15/2013 (Acquired 08/14/2003 and 09/05/2007; Cost $274,373 and $754,725,	1,059,044
	respectively) *
400,000	HSBC USA Capital Trust I,
	7.808%, 12/15/2026 (Callable 12/31/2007) (Acquired 03/08/2007; Cost $415,969) *	415,616
900,000	J.P. Morgan Chase & Company Notes,
	5.875%, 03/15/2035	808,536
1,255,000	Jefferies Group Inc.,
	6.25%, 01/15/2036	1,124,075
	Lehman Brothers Holdings, Inc. Notes:
750,000	8.50%, 08/01/2015	860,269
2,425,000	6.50%, 07/19/2017	2,457,585
565,000	Liberty Mutual Insurance Notes,
	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $361,510) *	547,697
1,075,000	Lincoln National Corporation,
	6.05%, 04/20/2067 (Callable 04/20/2017)	1,035,109
300,000	Marsh & McLennan Companies, Inc.,
	5.375%, 07/15/2014	289,493
1,000,000	Merrill Lynch & Company,
	6.40%, 08/28/2017	1,031,791
475,000	Morgan Stanley Subordinated Notes,
	4.75%, 04/01/2014	446,177
510,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	612,242
1,996,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	2,052,772
2,849,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 12/31/2007)	2,965,040
2,500,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 (Callable 1215/2007)	2,607,697
1,100,000	Phoenix Companies,
	6.675%, 02/16/2008	1,102,094
3,000,000	Popular North America, Inc.,
	5.20%, 12/12/2007	2,997,087
1,000,000	Premium Asset Senior Notes,
	4.125%, 03/12/2009 (Acquired 12/20/2006; Cost $935,000) *	961,705
2,000,000	Regions Financing Trust II,
	6.625%, 05/15/2047	1,892,442

1,000,000	Republic New York Capital I,
	7.75%, 11/15/2026 (Callable 12/31/2007)	1,036,600
700,000	Republic New York Corporation Debentures,
	9.125%, 05/15/2021	893,577
1,900,000	Residential Capital Corporation,
	6.875%, 06/30/2015	1,534,250
500,000	SLM Corporation Notes,
	5.625%, 08/01/2033	384,889
1,000,000	St. Paul Travelers,
	6.75%, 06/20/2036	1,015,534
1,000,000	Symetra Financial Corporation Senior Notes,
	6.125%, 04/01/2016 (Acquired 03/23/2006; Cost $995,570) *	999,668
3,500,000	Transamerica Corporation Debentures,
	9.375%, 03/01/2008	3,542,133
301,000	United Mexican States Notes,
	6.75%, 09/27/2034 f	327,337
225,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	232,877
2,000,000	Washington Mutual, Inc.,
	4.375%, 01/15/2008	1,989,168
650,000	Washington Mutual Pfd Funding Trust I,
	6.534%, 03/29/2049 (Callable 03/15/2011) (Acquired 07/31/2007; Cost $606,756) *	594,886
1,534,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	1,489,588
750,000	Willis Group NA,
	5.625%, 07/15/2015	714,596
		80,221,280
Industrial - 11.5%
500,000	Alcan, Inc.,
	5.75%, 06/01/2035 f	458,663
	Ameritech Capital Funding Debentures:
1,450,752	9.10%, 06/01/2016	1,634,061
1,000,000	6.45%, 01/15/2018	1,039,340
1,000,000	Anadarko Petroleum Corporation,
	6.45%, 09/15/2036	984,499
	AOL Time Warner, Inc.:
1,100,000	7.625%, 04/15/2031	1,196,453
175,000	7.70%, 05/01/2032	192,152
875,000	AT&T Wireless Services, Inc. Senior Notes,
	8.75%, 03/01/2031	1,107,792
450,000	British Telecom PLC,
	9.125%, 12/15/2030 f	595,891
600,000	Bunge Ltd. Finance Corporation Notes,
	5.35%, 04/15/2014	575,719
375,000	Caesars Entertainment Senior Notes,
	7.50%, 09/01/2009	384,375
2,000,000	Century Tel Enterprises, Inc.,
	6.30%, 01/15/2008	2,002,856
800,000	Clear Channel Communications Senior Unsubordinated Notes,
	5.50%, 12/15/2016	609,341
1,000,000	Comcast Corporation,
	6.95%, 08/15/2037	1,049,610
825,000	Comcast Corporation Senior Subordinated Notes,
	10.625%, 07/15/2012	979,634
580,000	Conagra Foods, Inc. Senior Unsecured Notes,
	5.819%, 06/15/2017	571,051
120,000	ConAgra Foods, Inc. Subordinated Notes,
	9.75%, 03/01/2021	154,795
	Continental Airlines, Inc. Pass-Thru Certificates:
16,847	Series 1998-1, 6.541%, 09/15/2009	16,678

124,034	Series 2000-2, 8.312%, 10/02/2012	121,243
419,759	Series 1997-4, 6.90%, 01/02/2018	429,203
1,775,000	COX Communications Inc.,
	7.125%, 10/01/2012	1,881,188
2,000,000	CVS Caremark Corp.,
	5.75%, 06/01/2017	1,952,102
1,000,000	D.R. Horton Inc. Unsubordinated Notes,
	6.50%, 04/15/2016	875,901
250,000	Deutsche Telekom International Finance BV,
	8.25%, 06/15/2030 f	306,041
1,500,000	Donnelley (R.R.) & Sons Co.,
	6.125%, 01/15/2017	1,488,850
1,900,000	Enel Finance International,
	6.80%, 09/15/2037 (Acquired 09/13/2007; Cost $1,894,965) * f	1,934,728
3,550,000	Enterprise Products Operations,
	4.00%, 10/15/2007	3,548,168
635,000	FedEx Corporation,
	9.65%, 06/15/2012	750,820
141,725	FedEx Corporation Pass-Thru Certificates,
	Series 1998-1, 6.845%, 01/15/2019	154,422
475,000	Ford Capital BV Debentures,
	9.50%, 06/01/2010 f	472,625
403,000	Ford Motor Company Debentures,
	9.215%, 09/15/2021	348,595
	General Motors Acceptance Corporation Notes:
100,000	7.25%, 03/02/2011	96,941
150,000	6.75%, 12/01/2014	135,957
650,000	Health Management Association,
	6.125%, 04/15/2016	566,935
625,000	Hutchison Whampoa International Limited,
	6.25%, 01/24/2014 (Acquired 06/02/2004 and 02/08/2005; Cost $333,834 and $298,958,	642,971
	respectively) * f
850,000	Johnson Controls Inc., Senior Notes,
	6.00%, 01/15/2036	820,775
1,000,000	Jones Intercable, Inc.,
	7.625%, 04/15/2008	1,012,117
650,000	Knight-Ridder, Inc.,
	5.75%, 09/01/2017	548,036
400,000	Laboratory Corporation of America,
	5.625%, 12/15/2015	387,091
900,000	Lafarge S. A. Notes,
	7.125%, 07/15/2036 f	920,717
1,000,000	Masco Corporation,
	6.125%, 10/03/2016	976,076
500,000	Macys Retail Holdings, Inc.,
	7.90%, 10/15/2007	500,250
1,500,000	Nextel Communications,
	7.375%, 08/01/2015	1,524,457
320,000	Pactiv Corporation,
	7.95%, 12/15/2025	346,248
400,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $398,132) * f	397,704
745,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	724,599
2,000,000	Premcor Refining Group,
	7.50%, 06/15/2015	2,084,688
2,000,000	Premcor Refining Group Inc. Senior Notes,
	9.50%, 02/01/2013	2,111,892

	Qwest Capital Funding, Inc.:
300,000	7.00%, 08/03/2009	301,500
200,000	7.25%, 02/15/2011	201,000
5,370,000	Sealed Air Corporation Senior Notes,
	5.375%, 04/15/2008 (Acquired 04/09/2003, 06/04/2007, 06/06/2007, 07/03/2007 and	5,354,244
	09/21/2007; Cost $248,650, $2,494,950, $249,488, $1,667,144, and $698,425, respectively) *
1,500,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007; Cost $1,482,015) *	1,520,859
358,000	Sprint Capital Corporation,
	8.75%, 03/15/2032	410,533
957,083	System Energy Resources,
	5.129%, 01/15/2014 (Acquired 06/27/2006; Cost $915,015) *	954,125
680,000	TCI Communications, Inc. Debentures,
	7.875%, 08/01/2013	744,193
2,100,000	Telecom Italia Capital,
	7.20%, 07/18/2036 f	2,222,321
2,000,000	Telefonica Emisones S. A.,
	6.221%, 07/03/2017 f	2,020,430
1,000,000	Teva Pharmaceutical Finance LLC,
	5.55%, 02/01/2016	971,449
1,000,000	Time Warner Cable, Inc.,
	6.55%, 05/01/2037 (Acquired 04/04/2007; Cost $993,560) *	980,981
3,000,000	Tyco Electronics Group S.A.,
	6.55%, 10/01/2017 (Acquired 09/20/2007; Cost $2,989,950) * f	3,037,470
	Tyco International Group S.A.: f
1,468,000	6.125%, 01/15/2009	1,491,598
875,000	6.375%, 10/15/2011	895,360
300,000	6.00%, 11/15/2013	302,826
	United AirLines, Inc. Pass-Thru Certificates:
506,679	Series A-2, 6.201%, 09/01/2008	505,413
269,803	Series C, 7.762%, 12/31/2049	249,568
1,487,000	Univision Communication, Inc.,
	3.50%, 10/15/2007	1,475,847
472,298	U.S. Airways Pass-Thru Certificate,
	Series 1998-1, 6.85%, 01/30/2018	465,214
1,000,000	USG Corp.,
	7.75%, 01/15/2018	1,001,550
	Vale Overseas Limited: f
350,000	8.25%, 01/17/2034	414,237
1,400,000	6.875%, 11/21/2036	1,442,374
675,000	Viacom, Inc.,
	7.70%, 07/30/2010	716,567
1,875,000	Vodafone Group PLC,
	6.15%, 02/27/2037 f	1,799,231
1,000,000	Wal-Mart Stores,
	5.25%, 09/01/2035	876,981
		71,970,121
Mortgage Backed Securities - 38.7%
	Bank of America Alternative Loan Trust:
615,441	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	606,646
884,105	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	853,438
661,994	Series 2004-6, Class 4A1, 5.00%, 07/25/2019	650,649
686,273	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	681,555
1,106,904	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	1,103,793
4,843,550	Series 2005-4, Class 3A1, 5.50%, 05/25/2020	4,828,314
3,847,169	Series 2005-10, Class 5A1, 5.25%, 11/25/2020	3,802,190
4,810,367	Series 2007-1, Class 4A1, 6.103%, 04/25/2022	4,872,431
1,919,178	Series 2003-11, Class 2A1, 6.00%, 01/25/2034	1,914,073
1,096,466	Series 2005-2, Class 1CB2, 5.50%, 03/25/2035	1,093,812
1,376,668	Series 2005-9, Class 1CB3, 5.50%, 10/25/2035	1,368,769

824,687	Series 2005-11, Class 1CB4, 5.50%, 12/25/2035	819,744
2,652,000	Series 2006-5, Class CB7, 6.00%, 06/25/2036	2,671,847
	Chase Mortgage Finance Corporation:
1,082,248	Series 2003-S13, Class A11, 5.50%, 11/25/2033	1,082,538
5,500,000	Series 2006-A1, Class 2A3, 6.00%, 09/25/2036	5,560,079
751,652	Citicorp Mortgage Securities, Inc.,
	Series 2004-3, Class A2, 5.25%, 05/25/2034	745,295
1,878,626	Citigroup Mortgage Loan Trust, Inc.,
	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	1,873,642
	Countrywide Alternative Loan Trust:
1,746,322	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1,718,804
4,224,833	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	4,203,476
1,993,199	Series 2006-J5, Class 3A1, 6.116%, 07/25/2021	2,021,837
2,596,605	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	2,626,976
6,228,612	Series 2002-11, Class A4, 6.25%, 10/25/2032	6,098,587
3,000,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	2,975,940
877,136	Countrywide Home Loans, Inc.,
	Series 2003-39, Class A5, 5.00%, 05/25/2012	871,321
	CS First Boston Mortgage Securities Corp.:
1,533,826	Series 2004-4, Class 2A5, 5.50%, 06/25/2015	1,533,553
647,261	Series 2001-CK1, Class A2, 6.25%, 12/18/2035	646,674
2,329,770	Deutsche Securities Inc. Mortgage,
	Series 2006-AR5, Class 21A, 6.00%, 10/25/2021	2,358,418
1,330,772	DLJ Commercial Mortgage Corporation,
	Series 1999-CG3, Class A1B, 7.34%, 10/10/2032	1,381,567
	Federal Gold Loan Mortgage Corporation (FGLMC):
1,769,187	6.00%, 06/01/2020	1,795,849
932,255	5.00%, 06/01/2023	903,788
1,905,522	6.50%, 06/01/2029	1,955,276
7,386,518	5.50%, 01/01/2036	7,241,672
5,475,169	6.00%, 12/01/2036	5,482,661
	Federal Home Loan Mortgage Corporation (FHLMC):
242,891	6.50%, 07/01/2014	249,424
831,098	5.50%, 11/01/2022	822,511
722,420	5.50%, 07/01/2023	714,705
4,433,751	5.50%, 04/01/2037	4,341,464
1,134,429	Series 3124, Class VP, 6.00%, 06/15/2014	1,159,116
512,671	Series 2695, Class UA, 5.50%, 09/15/2014	515,541
3,086,096	Series R007, Class AC, 5.875%, 05/15/2016	3,111,131
4,052,194	Series R003, Class VA, 5.50%, 08/15/2016	4,074,172
2,509,104	Series 3097, Class MC, 6.00%, 11/15/2016	2,564,676
731,071	Series 2391, Class QR, 5.50%, 12/15/2016	741,467
6,939,309	Series R009, Class AJ, 5.75%, 12/15/2018	6,979,274
200,629	Series 206, Class E, 0.00%, 07/15/2019 ^	198,612
915,793	Series R010, Class AB, 5.50%, 12/15/2019	913,942
121,294	Series 141, Class D, 5.00%, 05/15/2021	120,723
95,834	Series 1074, Class I, 6.75%, 05/15/2021	95,703
611,165	Series 1081, Class K, 7.00%, 05/15/2021	643,769
108,610	Series 163, Class F, 7.83%, 07/15/2021	108,149
209,353	Series 188, Class H, 7.00%, 09/15/2021	208,505
94,166	Series 1286, Class A, 6.00%, 05/15/2022	94,032
2,600,000	Series 1694, Class PK, 6.50%, 03/15/2024	2,715,812
33,278	Series 2141, Class N, 5.55%, 11/15/2027	33,307
1,075,000	Series 2664, Class LG, 5.50%, 07/15/2028	1,076,661
	Federal National Mortgage Association (FNMA):
1,366,484	5.50%, 07/01/2015	1,382,326
2,342,462	5.00%, 02/01/2018	2,304,716
2,896,929	5.00%, 12/01/2019	2,847,617
833,430	5.50%, 01/01/2023	825,071

2,568,137	5.50%, 07/01/2023	2,541,446
2,432,693	6.00%, 03/01/2026	2,445,958
8,028,008	6.00%, 05/01/2026	8,071,783
687,780	6.00%, 03/01/2033	691,827
531,865	5.00%, 11/01/2033	509,137
943,520	6.00%, 11/01/2034	946,974
3,038,470	5.50%, 02/01/2035	2,982,238
3,954,732	5.00%, 11/01/2035	3,778,506
22,365,387	5.50%, 04/01/2036	21,933,145
2,307,375	5.50%, 11/01/2036	2,260,466
1,990,050	6.00%, 08/01/2037	1,976,907
3,880,430	Series 2006-B2, Class AB, 5.50%, 05/25/2014	3,889,496
1,000,000	Series 2003-27, Class OJ, 5.00%, 07/25/2015	997,679
500,000	Series 2003-24, Class PC, 5.00%, 11/25/2015	498,717
99,123	Series 2002-56, Class MC, 5.50%, 09/25/2017	100,312
473,593	Series 1989-37, Class G, 8.00%, 07/25/2019	510,382
97,501	Series 1989-94, Class G, 7.50%, 12/25/2019	103,773
23,301	Series 1990-58, Class J, 7.00%, 05/25/2020	24,481
253,745	Series 1990-76, Class G, 7.00%, 07/25/2020	261,991
101,586	Series 1990-105, Class J, 6.50%, 09/25/2020	103,961
38,524	Series 1990-108, Class G, 7.00%, 09/25/2020	39,854
38,385	Series 1991-1, Class G, 7.00%, 01/25/2021	39,561
83,974	Series 1991-86, Class Z, 6.50%, 07/25/2021	86,067
326,029	Series 2003-28, Class KA, 4.25%, 03/25/2022	317,355
38,558	Series G92-30, Class Z, 7.00%, 06/25/2022	40,233
1,003,163	Series 1993-58, Class H, 5.50%, 04/25/2023	1,006,210
25,611	Series 2003-17, Class QR, 4.50%, 11/25/2025	25,512
628,140	Series 1998-66, Class C, 6.00%, 12/25/2028	635,691
101,378	Series 2003-44, Class AB, 3.75%, 05/25/2033	95,389
2,745,646	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	2,740,209
3,034,119	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	2,980,717
7,000,000	Series 2004-W10, Class A24, 5.00%, 08/25/2034	6,959,010
	First Horizon Alternative Mortgage Securities:
1,314,187	Series 2005-FA7, Class 2A1, 5.00%, 09/25/2020	1,290,458
2,091,345	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	2,103,459
3,685,465	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	3,705,574
2,750,000	First Union National Bank Commercial Mortgage Securities Inc.,
	Series 2001-C4, Class A2, 6.223%, 12/12/2033	2,855,440
	GE Capital Commercial Mortgage Corporation:
6,418,882	Series 2000-1, Class A2, 6.496%, 01/15/2033	6,658,587
2,865,000	Series 2002-3A, Class AZ, 4.996%, 12/10/2037	2,843,740
2,500,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	2,460,601
1,285,000	Series 2004-100, Class B, 4.603%, 02/16/2043	1,241,351
5,200,000	GMAC Commercial Mortgage Securities, Inc.,
	Series 2003-C1, Class A2, 4.079%, 05/10/2036	4,911,331
	Government National Mortgage Association (GNMA):
553,999	6.00%, 11/20/2033	557,709
800,000	Series 2004-78, Class C, 4.658%, 04/16/2029	777,496
1,548,137	J.P. Morgan Alternative Loan Trust,
	Series 2006-A1, Class 2A1, 5.799%, 03/25/2036	1,558,625
	J.P. Morgan Mortgage Trust:
3,000,000	Series 2006-A7, Class 2A4R, 5.457%, 01/25/2037	3,007,304
6,000,000	Series 2007-A2, Class 2A3, 5.723%, 04/25/2037	6,029,494
960,838	Master Alternative Loans Trust,
	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	938,318
803,363	Residential Accredit Loans, Inc.,
	Series 2004-QS6, Class A1, 5.00%, 05/25/2019	789,201
800,000	Residential Funding Mortgage Security I,
	Series 2003-S11, Class A2, 4.00%, 06/25/2018	760,671

1,891,673	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	1,839,871
1,800,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2003-C3, Class A2, 4.867%, 02/15/2035	1,765,449
	Washington Mutual, Inc. Pass-Thru Certificates:
2,598,920	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	2,536,384
4,975,781	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	4,912,035
1,759,531	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	1,765,030
1,153,213	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	1,151,994
		243,242,749
Taxable Municipal Bonds - 1.1%
1,000,000	Cuyahoga County Ohio Industrial Development Revenue,
	9.125%, 10/01/2023	1,161,970
4,225,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023	4,019,243
	Tobacco Settlement Financing Corporation:
300,000	5.92%, 06/01/2012	298,782
1,337,906	6.36%, 05/15/2025	1,334,387
		6,814,382
Utilities - 5.3%
466,000	Beaver Valley Funding Corporation Debentures,
	9.00%, 06/01/2017	516,701
1,000,000	Canadian National Resources,
	6.25%, 03/15/2038 f	964,670
1,000,000	Duke Capital LLC Notes,
	5.668%, 08/15/2014	977,766
750,000	Energy Transfer Partners,
	5.65%, 08/01/2012	743,081
300,000	Exelon Corporation Senior Notes,
	6.75%, 05/01/2011	311,845
2,500,000	FPL Group Capital, Inc.,
	7.30%, 09/01/2067 (Callable 09/01/2017)	2,574,510
2,250,000	Kinder Morgan Energy Partners,
	6.95%, 01/15/2038	2,280,944
600,000	Kinder Morgan Energy Partners Senior Notes,
	6.30%, 02/01/2009	607,966
900,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	818,049
227,214	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $234,386) *	225,392
	Korea Electric Power Corporation: f
100,000	7.75%, 04/01/2013	112,422
2,165,000	6.75%, 08/01/2027	2,419,478
1,035,000	MidAmerican Energy Holdings,
	7.52%, 09/15/2008	1,054,914
750,000	MidAmerican Energy Holdings Company Senior Notes,
	7.63%, 10/15/2007	750,428
1,325,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,340,130

	1,550,000	NiSource Finance Corporation,
		7.875%, 11/15/2010	1,659,092
	650,000	Ocean Energy Inc.,
		4.375%, 10/01/2007	650,000
	425,000	ONEOK, Inc. Senior Notes,
		7.125%, 04/15/2011	447,352
	850,000	Pacific Gas & Electric Company 1st Mortgage,
		6.05%, 03/01/2034	834,777
	1,000,000	Plains All American Pipeline Senior Notes,
		5.625%, 12/15/2013	985,209
	300,000	PPL Energy Supply, LLC Senior Notes,
		6.40%, 11/01/2011	309,539
	175,000	PSE&G Energy Holdings LLC Senior Notes,
		8.50%, 06/15/2011	184,192
		PSE&G Power LLC:
	250,000	7.75%, 04/15/2011	267,693
	350,000	5.00%, 04/01/2014	332,682
	1,608,698	RGS (I&M) Funding Corporation Debentures,
		9.82%, 12/07/2022	1,865,575
	2,200,000	Rockies Express Pipeline LLC,
		6.438%, 08/20/2009 (Acquired 09/17/2007; Cost $2,193,767) *	2,198,295
	1,400,000	Southern Natural Gas,
		5.90%, 04/01/2017 (Acquired 03/14/2007; Cost $1,397,676) *	1,362,473
	3,000,000	System Energy Resources 1st Mortgage,
		4.875%, 10/01/2007	3,000,000
	700,000	Transcontinental Gas Pipe Line Corporation Senior Notes,
		8.875%, 07/15/2012	778,750
	175,294	Tristate Gen & Trans Assn,
		Series 2003, 6.04%, 01/31/2018 (Acquired 10/14/2003; Cost $175,294) *	174,019
	500,000	Vectren Utility Holdings,
		6.625%, 12/01/2011	525,031
	1,200,000	Verizon Communications Debentures,
		6.84%, 04/15/2018	1,279,860
	550,000	Williams Companies, Inc. Notes,
		8.125%, 03/15/2012	592,625
			33,145,460
	U.S. Government Agency Issues - 7.3%
		Federal National Mortgage Association (FNMA):
	41,575,000	6.00%, 05/15/2011	43,652,461
	2,202,121	5.50%, 09/01/2034	2,161,368
			45,813,829
	U.S. Treasury Obligations - 10.8%
		U.S. Treasury Bonds,
	59,075,000	6.25%, 08/15/2023	67,867,014

		Total Long-Term Investments (Cost $608,638,869)	608,275,422
	COLLATERAL POOL INVESTMENT FOR SECURITIES
	ON LOAN - 27.8% (Cost $174,337,887) (Please Refer to Note 1)		174,309,116

	Shares
	SHORT-TERM INVESTMENTS - 1.8%
	Money Market Fund - 1.8%
	11,430,205	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	11,430,205
		Total Short-Term Investments (Cost $11,430,205) - 1.8%	11,430,205
		Total Investments (Cost $794,406,961) - 126.5%	794,014,743
		Liabilities in Excess of Other Assets - (26.5)%	(166,104,661)
		TOTAL NET ASSETS - 100.0%	$627,910,082

^	Non Income Producing
*	Restricted Security Deemed Liquid

Baird Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2007 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS - 93.6%
Arizona - 1.6%
$1,415,000	Arizona Health Facilities Authority Hospital Revenue,
	6.375%, 12/01/2037 (Pre-refunded to 12/01/2012)	$1,602,983
Arkansas - 0.4%
400,000	Springdale Arkansas Sales & Use Tax Revenue,
	4.00%, 07/01/2016 (Pre-refunded to various dates)	400,228
California - 0.9%
500,000	Golden State Tobacco Securitization Corporation,
	6.25%, 06/01/2033	548,095
290,000	Santa Rosa California Hospital Revenue,
	10.30%, 03/01/2011 (ETM)	325,467
		873,562
Colorado - 5.3%
2,000,000	Adams County Colorado Single Family Mortgage Revenue,
	8.875%, 08/01/2012 (ETM)	2,460,540
90,000	Colorado Springs Colorado Utilities Revenue,
	5.80%, 11/15/2010 (ETM)	92,580
2,550,000	Denver Colorado Convention Center & Hotel Authority Revenue,
	5.00%, 12/01/2024 (Pre-refunded to 12/01/2013)	2,739,746
		5,292,866
Delaware - 1.6%
1,500,000	Delaware State Economic Development Authority Revenue,
	6.75%, 01/01/2013 (ETM)	1,634,625
Florida - 11.6%
5,000,000	Coral Gables Florida Health Facility Authority Hospital Revenue,
	5.00%, 08/15/2029 (Pre-refunded to 08/15/2014)	5,403,350
2,355,000	Dade County Florida Health Facility Authority Hospital Revenue,
	5.75%, 05/01/2021 (ETM)	2,639,366
1,600,000	Islands at Doral (SW) Community Development District,
	6.375%, 05/01/2035 (Pre-refunded to 05/01/2013)	1,792,752
300,000	Jacksonville Florida Health Facility Authority Hospital Revenue,
	11.50%, 10/01/2012 (ETM)	406,143
210,000	Orange County Florida Health Revenue,
	8.75%, 10/01/2009 (ETM)	220,168
1,000,000	Orlando Florida Utilities Commission Water & Electric Revenue,
	6.75%, 10/01/2017 (ETM)	1,173,000
		11,634,779
Georgia - 1.2%
1,020,000	Fulton County Georgia Hospital Authority Revenue,
	7.875%, 10/01/2013 (ETM)	1,170,328
Illinois - 5.6%
1,000,000	Chicago Illinois General Obligation Project and Refunding,
	5.00%, 01/01/2017 (FSA Insured)	1,068,130
1,440,000	Chicago Illinois Metropolitan Water Reclamation District General Obligation,
	7.00%, 12/01/2010 (ETM)	1,588,579
1,430,000	Cook County Illinois School District No. 100,
	8.10%, 12/01/2016 (ETM)	1,891,418
1,000,000	Lake County Community High School District No. 128,
	5.00%, 01/01/2013	1,061,890
		5,610,017

Indiana - 0.4%
285,000	Indiana Toll Road Commission,
	9.00%, 01/01/2015 (ETM)	354,366
Iowa - 1.6%
1,010,000	Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
	5.00%, 06/01/2015 (MBIA Insured)	1,084,376
470,000	Muscatine Iowa Electric Revenue,
	6.70%, 01/01/2013 (ETM)	504,832
		1,589,208
Louisiana - 4.0%
745,000	Denham Springs-Livingston Housing and Mortgage Finance Authority,
	7.20%, 08/01/2010 (ETM)	816,654
400,000	Houma-Terrebonne Public Trust Financing Authority,
	7.30%, 04/01/2010 (ETM)	434,112
1,000,000	Houma-Terrebonne Public Trust Financing Authority Single Family Mortgage Revenue,
	7.30%, 04/01/2011 (ETM)	1,116,300
1,450,000	Jefferson Parish Louisiana Home Mortgage Authority,
	7.10%, 08/01/2010 (ETM)	1,588,461
		3,955,527
Massachusetts - 6.2%
5,745,000	Massachusetts State,
	5.00%, 08/01/2020 (Pre-refunded to 08/01/2016)	6,244,183
Minnesota - 0.7%
600,000	Western Minnesota Municipal Power Agency,
	6.375%, 01/01/2016 (ETM)	656,496
Mississippi - 0.9%
600,000	Mississippi Housing Financial Corporation,
	0.00%, 06/01/2015 (ETM) ^	444,972
475,000	Mississippi State,
	6.20%, 02/01/2008 (ETM)	479,175
		924,147
Missouri - 2.3%
2,000,000	St. Louis County Industrial Development Authority,
	6.625%, 11/15/2035 (Pre-refunded to 11/15/2013)	2,312,760
Nevada - 2.1%
1,965,000	Reno Nevada Capital Improvement Revenue,
	5.50%, 06/01/2019 (Pre-refunded to 06/01/2012)	2,125,541
New Jersey - 3.8%
1,000,000	New Jersey State Transportation Trust Fund Authority,
	6.00%, 12/15/2017 (Pre-refunded to 12/15/2011)	1,094,750
	New Jersey State Turnpike Authority: (ETM)
262,000	6.75%, 01/01/2009	265,406
130,000	6.50%, 01/01/2016	149,276
2,000,000	Tobacco Settlement Financing Corporation,
	6.25%, 06/01/2043 (Pre-refunded to 06/01/2013)	2,259,300
		3,768,732
New York - 1.3%
1,000,000	New York, New York,
	5.00%, 03/01/2016 (FGIC Insured)	1,073,500
225,000	TSASC Inc. New York,
	4.75%, 06/01/2022	215,521
		1,289,021
North Carolina - 0.3%
225,000	North Carolina Eastern Municipal Power Agency Power Systems Revenue,
	6.40%, 01/01/2021 (ETM)	265,617
Ohio - 0.2%
150,000	Miamisburg Ohio Water Revenue,
	7.00%, 11/15/2016 (ETM)	169,591

Oklahoma - 2.6%
2,360,000	Tulsa County Oklahoma Home Financing Authority Single Family Mortgage Revenue,
	6.90%, 08/01/2011 (ETM)	2,640,486
Pennsylvania - 2.2%
780,000	Philadelphia Pennsylvania Gas Works,
	7.00%, 05/15/2020 (ETM)	915,197
1,160,000	Pittsburgh Pennsylvania Water & Sewer Authority,
	7.25%, 09/01/2014 (ETM)	1,308,260
		2,223,457
South Carolina - 0.3%
285,000	Greenville South Carolina Waterworks Revenue,
	7.00%, 02/01/2010 (ETM)	306,962
South Dakota - 0.7%
665,000	Heartland Consumers Power District,
	7.00%, 01/01/2016 (ETM)	746,569
Tennessee - 2.1%
335,000	Metropolitan Government Nashville & Davidson County Tennessee H&E,
	6.10%, 07/01/2010 (ETM)	346,986
1,545,000	Metropolitan Government Nashville & Davidson County Tennessee Water & Sewer Revenue,
	6.50%, 12/01/2014 (ETM)	1,795,877
		2,142,863
Texas - 33.0%
1,125,000	Barbers Hill Texas Independent School District General Obligation,
	5.00%, 02/15/2017 (PSF Guaranteed)	1,197,596
1,000,000	Copperas Cove Texas Independent School District,
	5.00%, 08/15/2016 (PSF Guaranteed)	1,073,860
1,500,000	Cypress-Fairbanks Texas Independent School District,
	5.00%, 02/15/2017 (PSF Guaranteed)	1,607,910
1,625,000	Frisco Texas Independent School District,
	6.00%, 08/15/2018 (PSF Guaranteed)	1,862,900
1,000,000	Georgetown Texas Independent School District,
	5.00%, 02/15/2016 (PSF Guaranteed)	1,069,800
1,720,000	Harris County Texas Health Facilities Development Corporation Hospital Revenue,
	5.50%, 10/01/2019 (ETM)	1,921,171
5,050,000	Houston Texas Health Corporate Retirement Facilities Revenue,
	7.125%, 02/15/2034 (Pre-refunded to 02/15/2014)	6,053,284
1,920,000	Houston Texas Sewer System Revenue,
	9.375%, 10/01/2013 (ETM)	2,308,262
1,315,000	La Porte Texas Independent School District,
	5.00%, 02/15/2018 (MBIA Insured)	1,387,825
1,735,000	Lufkin Texas Independent School District,
	5.00%, 08/15/2015 (PSF Guaranteed)	1,856,467
1,050,000	Magnolia Texas Independent School District,
	5.00%, 08/15/2016 (PSF Guaranteed)	1,135,827
1,265,000	Mission Consolidation Independent School District,
	5.00%, 02/15/2019 (PSF Guaranteed)	1,332,589
1,295,000	Rockwall Texas Independent School District,
	5.00%, 02/15/2015 (PSF Guaranteed)	1,391,400
775,000	Sam Rayburn Texas Municipal Power Agency,
	6.00%, 09/01/2010 (ETM)	812,836
1,565,000	San Antonio Texas Electric & Gas Revenue,
	5.65%, 02/01/2019 (ETM)	1,750,327
2,000,000	San Antonio Texas Independent School District,
	5.00%, 08/15/2017 (PSF Guaranteed)	2,136,540
575,000	Socorro Texas Independent School District,
	5.25%, 08/15/2012 (PSF Guaranteed)	615,394
345,000	Texas Public Building Authority Revenue,
	7.125%, 08/01/2011 (ETM)	370,599

1,900,000	Trinity River Authority Texas Revenue,
	5.50%, 02/01/2021 (MBIA Insured)	2,071,570
1,000,000	University of Houston Texas,
	5.25%, 02/15/2012 (FSA Insured)	1,064,000
		33,020,157
Utah - 0.7%
605,000	Salt Lake City Utah Hospital Revenue,
	8.125%, 05/15/2015 (ETM)	698,158
	Total Municipal Bonds (Cost $92,794,998)	93,653,229
SHORT-TERM INVESTMENTS - 5.2%
Money Market Fund - 5.2%
$5,210,625	Fidelity Institutional Tax-Exempt Portfolio	5,210,625
	Total Short-Term Investments (Cost $5,210,625)	5,210,625
	Total Investments (Cost $98,005,623) - 98.8%	98,863,854
	Other Assets in Excess of Liabilities - 1.2%	1,194,828
	TOTAL NET ASSETS - 100.0%	$100,058,682

ETM - Escrowed to Maturity
^ Non-Income Producing

Baird Core Plus Bond Fund
Schedule of Investments
September 30, 2007 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 91.6%
Asset Backed Securities - 9.1%
$900,000	American Express Credit Account Master Trust,
	Series 2005-5, Class A, 5.793%, 02/15/2013	$893,812
342,460	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-2, Class A6, 6.405%, 12/25/2027	341,191
600,000	Bayview Financial Acquisition Trust,
	Series 2007-A, 6.205%, 05/28/2037	599,932
82,086	Contimortgage Home Equity Loan Trust,
	Series 1997-5, Class A6, 6.87%, 03/15/2024	81,927
	Countrywide Asset-Backed Certificates:
600,000	Series 2005-10, Class AF6, 4.915%, 02/25/2036	569,325
400,000	Series 2006-S9, Class A3, 5.728%, 08/25/2036	396,255
300,000	Series 2006-10, Class 1AF3, 5.971%, 09/25/2046	299,319
616,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	600,484
475,000	Discover Card Master Trust I,
	Series 2005-2, Class A, 5.35%, 04/17/2012	473,494
	GMAC Mortgage Corporation Loan Trust:
35,051	Series 2004-HE5, Class A3, 3.97%, 09/25/2034	34,822
500,000	Series 2005-HE3, Class A2, 5.281%, 02/25/2036	494,642
	Green Tree Financial Corporation:
37,079	Series 1997-1, Class A5, 6.86%, 03/15/2028	38,249
316,301	Series 1998-3, Class A5, 6.22%, 03/01/2030	321,758
411,283	Series 1998-4, Class A5, 6.18%, 04/01/2030	398,038
67,243	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	62,527
	Renaissance Home Equity Loan Trust,
519,000	Series 2006-2, Class AF3, 5.797%, 08/25/2036	515,950
500,000	Series 2007-1, Class AF2, 5.512%, 04/25/2037	495,084
282,907	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS10, Class AI7, 4.85%, 11/25/2033	271,964
388,355	Residential Asset Securities Corporation,
	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	364,655
400,000	Stingray Pass-Thru Certificates,
	Series 2005, 5.902%, 01/12/2015 (Acquired 05/10/2007; Cost $380,000) *	309,500
300,000	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035	295,148
		7,858,076
Financial - 8.2%
150,000	AXA Financial, Inc.,
	6.50%, 04/01/2008	150,832
300,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	379,341
200,000	Banponce Trust I,
	8.327%, 02/01/2027 (Callable 12/24/2007)	208,326
170,000	Capmark Financial Group, Inc.,
	5.875%, 05/10/2012 (Acquired 08/06/2007; Cost $152,024) *	154,823
400,000	CIT Group, Inc.,
	6.10%, 03/15/2067 (Callable 03/15/2017)	330,091
625,000	Countrywide Financial Corporation Subordinated Notes,
	6.25%, 05/15/2016	565,602

500,000	Export-Import Bank Korea Notes,
	4.625%, 03/16/2010 f	497,872
500,000	First Empire Capital Trust I,
	8.234%, 02/01/2027 (Callable 12/07/2007)	521,483
600,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	627,419
250,000	First Union Capital,
	7.935%, 01/15/2027	260,448
350,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 and 12/04/2006; Cost $148,928 and $198,740 respectively) *	344,734
30,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013 (Acquired 05/19/2006; Cost $33,031) *	32,693
100,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 01/26/2005; Cost $115,000) *	109,075
300,000	Istar Financial, Inc.,
	5.85%, 03/15/2017	265,412
300,000	Jefferies Group, Inc.,
	6.45%, 06/08/2027	281,868
350,000	Lehman Brothers Holdings Senior Notes,
	8.80%, 03/01/2015	402,289
375,000	Liberty Mutual Insurance Notes,
	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $239,982) *	363,516
100,000	Marsh & McLennan Companies, Inc.,
	5.375%, 07/15/2014	96,498
300,000	Martin Marietta Materials, Inc.,
	6.25%, 05/01/2037	283,066
100,000	Principal Financial Group (AU) Senior Notes,
	8.20%, 08/15/2009 (Acquired 09/16/2005; Cost $112,015) * f	105,545
300,000	Regions Financing Trust II,
	6.625%, 05/15/2077 (Callable 05/15/2027)	283,866
375,000	Residential Capital Corporation,
	6.875%, 06/30/2015	302,813
200,000	Santander Financial Issuances,
	6.375%, 02/15/2011 f	210,403
300,000	Travelers Companies, Inc.,
	6.25%, 03/15/2067	290,056
		7,068,071
Industrial - 15.4%
300,000	AOL Time Warner, Inc.,
	7.625%, 04/15/2031	326,305
100,000	AT&T Wireless Services, Inc. Senior Notes,
	8.75%, 03/01/2031	126,605
456,780	Atlas Air, Inc. Pass-Thru Certificates,
	Series 2000-1, 8.707%, 01/02/2019	481,902
	Bunge Ltd. Finance Corporation Notes:
150,000	5.35%, 04/15/2014	143,930
100,000	5.10%, 07/15/2015	93,134
375,000	Clear Channel Communications,
	4.50%, 01/15/2010	347,812
	Continental Airlines, Inc. Pass-Thru Certificates:
78,170	Series 1998-1, 6.541%, 09/15/2009	77,389
212,629	Series 2000-2, 8.312%, 10/02/2012	207,845
64,318	Series 1997-4, 6.90%, 01/02/2018	65,765
100,000	COX Communications Inc. Notes,
	7.875%, 08/15/2009	104,578
100,000	Deutsche Telekom International Finance BV,
	8.25%, 06/15/2030 f	122,416

100,000	Diageo Capital PLC,
	3.50%, 11/19/2007 f	99,738
250,000	Donnelley (R.R.) & Sons Co.,
	6.125%, 01/15/2017	248,142
400,000	Enel Finance International,
	6.80%, 09/15/2037 (Acquired 09/13/2007; Cost $398,940) * f	407,311
353,418	Federal Express Corporation Pass-Thru Certificates,
	Series B2, 7.11%, 01/02/2014	380,309
400,000	Ford Motor Company Debentures,
	9.215%, 09/15/2021	346,000
	General Motors Acceptance Corporation Notes:
75,000	7.75%, 01/19/2010	74,390
250,000	6.75%, 12/01/2014	226,594
175,000	General Motors Nova Scotia Finance Company,
	6.85%, 10/15/2008 f	173,250
350,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	341,249
350,000	Health Management Association,
	6.125%, 04/15/2016	305,272
150,000	Hutchison Whampoa International Limited,
	6.25%, 01/24/2014 (Acquired 06/23/2005; Cost $161,474) * f	154,313
322,000	Marathon Oil Corporation Debentures,
	9.125%, 01/15/2013	371,895
310,000	Motorola, Inc.,
	4.608%, 11/16/2007	309,708
350,000	New York Telephone Company Debentures,
	8.625%, 11/15/2010	383,649
200,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $199,066) * f	198,852
400,000	PEMEX Project Funding Master Trust,
	9.125%, 10/13/2010 f	442,200
300,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	291,785
500,000	Sealed Air Corporation Senior Notes,
	5.375%, 04/15/2008 (Acquired 09/27/2007; Cost $499,100) *	498,533
240,000	Simon Property Group LP,
	6.375%, 11/15/2007	240,101
200,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007; Cost $197,602) * f	202,781
300,000	Sprint Capital Corporation,
	8.75%, 03/15/2032	344,022
250,000	Sungard Data Systems Inc. Notes,
	3.75%, 01/15/2009	240,625
175,000	TCI Communications, Inc. Debentures,
	7.875%, 08/01/2013	191,520
350,000	Telecom Italia Capital,
	7.20%, 07/18/2036 f	370,387
200,000	Telefonica Emisiones, S.A.U.,
	6.421%, 06/20/2016 f	205,231
92,000	Time Warner Companies, Inc.,
	6.875%, 06/15/2018	95,127
25,000	Time Warner Entertainment Senior Notes,
	8.875%, 10/01/2012	28,470
500,000	Tyco Electronics Group S.A.,
	7.125%, 10/01/2037 (Acquired 09/20/2007; Cost $497,720) * f	518,190
	Tyco International Group S.A.:
150,000	6.125%, 01/15/2009 f	152,411
50,000	6.00%, 11/15/2013 f	50,471

	United AirLines, Inc. Pass-Thru Certificates:
259,098	Series 2001-1, 6.201%, 09/01/2008	258,450
73,583	Series 2000-2, 7.762%, 12/31/2049	68,064
921,311	US Airways Pass-Thru Trust,
	Series 1998-1, Class B, 7.35%, 07/30/2019	829,180
	Univision Communication, Inc.:
158,000	3.50%, 10/15/2007	156,815
250,000	3.875%, 10/15/2008	242,500
750,000	USG Corp.,
	7.75%, 01/15/2018	751,162
	Vale Overseas Limited:
100,000	8.25%, 01/17/2034 f	118,353
125,000	6.875%, 11/21/2036 f	128,783
150,000	Viacom, Inc.,
	7.70%, 07/30/2010	159,237
150,000	Viacom, Inc. Senior Notes,
	6.25%, 04/30/2016	150,395
500,000	Vodafone Group PLC,
	6.15%, 02/27/2037 f	479,795
		13,332,941
Mortgage Backed Securities - 34.8%
	Bank of America Alternative Loan Trust:
195,336	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	194,787
393,886	Series 2006-2, Class 6A1, 5.50%, 03/25/2021	391,525
700,000	Chase Mortgage Finance Corporation,
	Series 2006-A1, Class 2A3, 6.00%, 09/25/2036	707,646
	Citigroup Mortgage Loan Trust, Inc.:
265,664	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	264,960
382,711	Series 2005-9, Class 22A2, 6.00%, 11/25/2035	382,813
	Countrywide Alternative Loan Trust:
389,391	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	387,422
346,214	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	350,263
436,450	Deutsche Securities Inc. Mortgage,
	Series 2006-AR5, Class 21A, 6.00%, 10/25/2021	441,817
591,454	DLJ Commercial Mortgage Corporation,
	Series 1999-CG3, Class A1B, 7.34%, 10/10/2032	614,030
	Federal Gold Loan Mortgage Corporation (FGLMC):
637,799	5.50%, 11/01/2017	638,084
635,676	5.00%, 12/01/2020	623,273
328,923	6.00%, 06/01/2021	333,079
172,355	6.50%, 12/01/2028	177,010
84,115	6.50%, 06/01/2029	86,311
1,987,167	5.50%, 04/01/2037	1,945,805
	Federal Home Loan Mortgage Corporation (FHLMC):
358,755	Series 3122, Class VA, 6.00%, 01/15/2017	366,480
2,963,871	Series R010, Class VA, 5.50%, 04/15/2017	2,977,940
549,476	Series R010, Class AB, 5.50%, 12/15/2019	548,365
17,873	Series 1053, Class G, 7.00%, 03/15/2021	17,836
38,613	Series 136, Class E, 6.00%, 04/15/2021	38,512
300,000	Series 2673, Class NC, 5.50%, 05/15/2021	302,631
260,458	Series 2804, Class VC, 5.00%, 07/15/2021	253,207
36,440	Series 1122, Class G, 7.00%, 08/15/2021	36,391
85,064	Series 1186, Class I, 7.00%, 12/15/2021	88,503
218,777	Series 3132, Class MA, 5.50%, 12/15/2023	220,558
185,160	Series 2598, Class QC, 4.50%, 06/15/2027	183,786
	Federal National Mortgage Association (FNMA):
268,209	5.00%, 02/01/2018	263,887
185,660	5.00%, 10/01/2018	182,499
187,356	5.00%, 11/01/2018	184,166

149,411	5.50%, 03/01/2023	147,859
890,750	5.50%, 07/01/2023	881,493
324,359	6.00%, 03/01/2026	326,128
135,988	6.50%, 09/01/2028	139,702
263,681	6.50%, 02/01/2029	270,883
219,832	5.50%, 01/01/2032	216,071
215,996	5.50%, 02/01/2035	211,998
234,463	5.50%, 02/01/2035	230,124
3,091,395	5.50%, 04/01/2036	3,031,650
1,990,050	6.00%, 08/01/2037	1,976,907
18,750	Series 1989-94, Class G, 7.50%, 12/25/2019	19,956
75,882	Series 1990-15, Class J, 7.00%, 02/25/2020	78,706
14,395	Series 1991-21, Class J, 7.00%, 03/25/2021	15,067
277,263	Series 1991-43, Class J, 7.00%, 05/25/2021	291,292
339,642	Series 1991-65, Class Z, 6.50%, 06/25/2021	352,348
343,905	Series 1992-129, Class L, 6.00%, 07/25/2022	349,890
105,778	Series 1993-32, Class H, 6.00%, 03/25/2023	106,205
566,694	Series 1993-58, Class H, 5.50%, 04/25/2023	568,415
230,349	Series 2003-31, Class KG, 4.50%, 12/25/2028	229,948
48,643	Series 2003-44, Class AB, 3.75%, 05/25/2033	45,769
282,529	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	277,557
	First Horizon Alternative Mortgage Securities:
339,366	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	341,332
552,820	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	555,836
825,000	First Union National Bank Commercial Mortgage Securities Inc.,
	Series 2001-C4, Class A2, 6.223%, 12/12/2033	856,632
	GE Capital Commercial Mortgage Corporation:
793,331	Series 2000-1, Class A2, 6.496%, 01/15/2033	822,957
600,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	590,544
	Government National Mortgage Association (GNMA):
154,991	6.00%, 12/20/2028	156,289
57,860	6.50%, 01/20/2029	59,255
147,733	6.00%, 11/20/2033	148,722
	J.P. Morgan Mortgage Trust:
500,000	Series 2006-A7, Class 2A4R, 5.457%, 01/25/2037	501,217
700,000	Series 2007-A2, Class 2A3, 5.723%, 04/25/2037	703,441
	Master Alternative Loans Trust:
628,190	Series 2005-3, Class 4A1, 5.50%, 03/25/2020	626,156
189,256	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	184,820
500,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2003-C3, Class A2, 4.867%, 02/15/2035	490,403
	Washington Mutual, Inc. Pass-Thru Certificates:
209,108	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	204,077
697,823	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	688,883
228,882	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	229,597
		30,131,715
Taxable Municipal Bonds - 0.8%
500,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023	475,650
265,134	Tobacco Settlement Financing Corporation,
	6.36%, 05/15/2025	264,436
		740,086
Utilities - 4.7%
165,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	172,665
200,000	Commonwealth Edison,
	5.40%, 12/15/2011	199,856

	150,000	Energy Transfer Partners,
		5.65%, 08/01/2012	148,616
	500,000	FPL Group Capital, Inc.,
		7.30%, 09/01/2067 (Callable 09/01/2017)	514,902
	250,000	Kinder Morgan Energy Partners Senior Notes,
		6.95%, 01/15/2038	253,438
	300,000	Kinder Morgan Finance,
		5.70%, 01/05/2016 f	272,683
	75,738	Kiowa Power Partners LLC,
		4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $81,129) *	75,131
	400,000	ONEOK, Inc. Senior Notes,
		7.125%, 04/15/2011	421,037
	50,000	Pacific Gas & Electric Company 1st Mortgage,
		6.05%, 03/01/2034	49,105
	300,000	Pepco Holdings, Inc.,
		6.125%, 06/01/2017	300,967
	200,000	PPL Energy Supply LLC,
		6.20%, 05/15/2016	199,601
	200,000	PSE&G Energy Holdings LLC Senior Notes,
		8.50%, 06/15/2011	210,506
	50,000	PSI Energy, Inc. Debentures,
		7.85%, 10/15/2007	50,037
	292,490	RGS (I&M) Funding Corporation Debentures,
		9.82%, 12/07/2022	339,195
	300,000	Southern Natural Gas,
		5.90%, 04/01/2017 (Acquired 03/14/2007, Cost $299,502) *	291,959
	87,647	Tristate Gen & Trans Assn,
		6.04%, 01/31/2018 (Acquired 10/14/2003; Cost $89,596) *	87,009
	200,000	TXU Corporation,
		6.375%, 01/01/2008	200,615
		Williams Cos. Inc. Notes:
	100,000	7.125%, 09/01/2011	103,625
	200,000	7.875%, 09/01/2021	217,500
			4,108,447
	U.S. Government Agency Issues - 9.2%
		Federal National Mortgage Association (FNMA),
	7,550,000	6.00%, 05/15/2011	7,927,266

	U.S. Treasury Obligations - 9.4%
		U.S. Treasury Bond,
	7,100,000	6.25%, 08/15/2023	8,156,679
		Total Long-Term Investments ($79,453,568)	79,323,281

	COLLATERAL POOL INVESTMENT FOR SECURITIES
	ON LOAN - 27.6% (Cost $23,953,112) (Please Refer to Note 1)		23,950,497

	Shares
	SHORT-TERM INVESTMENTS - 4.8%
	Money Market Fund - 4.8%
	4,166,230	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	4,166,230
		Total Short-Term Investments (Cost $4,166,230)	4,166,230
		Total Investments (Cost $107,572,910) - 124.0%	107,440,008
		Liabilities in Excess of Other Assets - (24.0)%	(20,792,481)
		TOTAL NET ASSETS - 100.0%	$86,647,527

*	Restricted Security Deemed Liquid
f	Foreign Security

Baird Short-Term Bond Fund
Schedule of Investments
September 30, 2007 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 98.3%
Asset Backed Securities - 10.8%
$1,030,000	AESOP Funding II LLC,
	Series 2005-1A, Class A1, 3.95%, 04/20/2009 (Acquired 02/17/2005 and 07/27/2007;	$1,024,402
	Cost $399,964 and $624,881 respectively) *
351,247	Bayview Financial Acquisition Trust,
	Series 2005-B, Class 1A2, 4.696%, 04/28/2039	348,882
47,400	Chase Manhatten Auto Owner Trust,
	Series 2003-C, Class A4, 2.94%, 06/15/2010	47,357
515,098	CitiFinancial Mortgage Securities, Inc.,
	Series 2004-1, Class AF2, 2.645%, 04/25/2034	499,018
112,486	CNH Equipment Trust,
	Series 2005-A, Class A3, 4.02%, 04/15/2009	112,261
	Countrywide Asset-Backed Certificates:
1,500,000	Series 2006-S7, Class A2, 5.571%, 11/25/2035	1,483,338
358,122	Series 2005-10, Class AF2, 4.493%, 02/25/2036	356,695
1,153,000	Series 2005-12, Class 1A2, 4.847%, 02/25/2036	1,143,149
2,025,000	Series 2005-13, Class AF2, 5.294%, 04/25/2036	2,012,420
1,245,000	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	1,240,034
1,500,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	1,462,218
	Discover Card Master Trust I:
550,000	Series 2003-4, Class A1, 5.86%, 05/15/2011	549,567
1,225,000	Series 2005-2, Class A, 5.78%, 04/17/2012	1,221,116
2,010,000	Ford Credit Auto Owner Trust,
	Series 2005-B, Class A4, 4.38%, 01/15/2010	1,999,043
3,500,000	GMAC Mortgage Corporation Loan Trust,
	Series 2005-HE3, Class A2, 5.281%, 02/25/2036	3,462,495
806,204	Green Tree Financial Corporation,
	Series 1998-3, Class A5, 6.22%, 03/01/2030	820,115
1,500,000	Renaissance Home Equity Loan Trust,
	Series 2007-2, Class AF2, 5.32%, 06/25/2037	1,489,197
	Residential Asset Mortgage Products, Inc.:
21,927	Series 2004-RS12, Class AI3, 3.981%, 04/25/2029	21,927
380,967	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	372,116
14,651	Residential Asset Securities Corporation,
	Series 2004-KS4, Class AI3, 3.08%, 08/25/2029	14,570
38,692	Residential Funding Mortgage Securities,
	Series 2003-HS3, Class AI2, 3.15%, 07/25/2018	38,433
		19,718,353

Financial - 17.0%
140,000	American General Finance Corporation Notes,
	4.50%, 11/15/2007	139,835
251,000	Bank United Notes,
	8.00%, 03/15/2009	260,806
472,000	Bankers Trust Corporation Subordinated Notes,
	7.375%, 05/01/2008	476,779
383,000	Bayerische Landesbank Yankee Deposit Notes,
	5.65%, 02/01/2009 f	386,846
1,156,000	BNY Capital I Notes,
	7.97%, 12/31/2026 (Callable 12/24/2007)	1,202,067

500,000	Capital One Bank Notes,
	4.875%, 05/15/2008	498,675
100,000	Chubb Corporation Senior Notes,
	7.125%, 12/15/2007	100,279
210,000	CIT Group Inc. Senior Notes,
	5.50%, 11/30/2007	209,509
375,000	Citifinancial Debentures,
	10.00%, 05/15/2009	406,502
	Compass Bank Subordinated Notes:
1,000,000	6.45%, 05/01/2009	1,022,641
550,000	8.10%, 08/15/2009	580,010
388,000	Corestates Capital Trust I,
	8.00%, 12/15/2026 (Acquired 01/26/2006 and 05/31/2006; Cost $211,938 and $196,930, respectively) *	402,053
500,000	Countrywide Home Loans Notes,
	4.125%, 09/15/2009	459,542
537,000	Credit Suisse First Boston USA Inc. Senior Notes,
	6.50%, 06/01/2008	541,795
175,000	Export-Import Bank Korea Notes,
	4.625%, 03/16/2010 f	174,255
1,000,000	First Empire Capital Trust I,
	8.234%, 02/01/2027 (Callable 12/07/2007)	1,042,967
1,500,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	1,568,549
800,000	First Union Capital,
	7.935%, 01/15/2027 (Callable 12/24/2007)	833,432
200,000	Franchise Finance Corporation Notes,
	7.07%, 01/15/2008	200,851
273,000	Goldman Sachs Group, Inc. Senior Unsubordinated Notes,
	7.80%, 01/28/2010	287,722
575,000	Key Bank NA Subordinated Notes,
	6.50%, 10/15/2027 (Callable and Putable 04/15/2008)	583,463
600,000	Korea Development Bank Notes,
	3.875%, 03/02/2009 f	588,000
400,000	Lehman Brothers Holdings, Inc. Notes,
	3.50%, 08/07/2008	395,056
200,000	Marsh & McLennan Cos, Inc.,
	3.625%, 02/15/2008	198,431
2,671,000	MBNA Capital Series A,
	8.278%, 12/01/2026 (Callable 12/24/2007)	2,780,110
438,000	Morgan Stanley,
	8.00%, 06/15/2010	468,876
720,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 12/24/2007)	749,326
625,000	New York Life Global Funding,
	3.875%, 01/15/2009 (Acquired 01/23/2006; Cost $608,075) *	620,480
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 (Callable 12/15/2007)	1,043,079
1,200,000	Phoenix Companies,
	6.675%, 02/16/2008	1,202,285
633,000	PNC Financial Services Subordinated Notes,
	9.65%, 06/15/2009	679,170
530,000	PNC Funding Corporation,
	6.125%, 02/15/2009	536,166
	Popular North America Inc.:
500,000	5.20%, 12/12/2007	499,514
1,530,000	4.25%, 04/01/2008	1,519,907
365,000	4.70%, 06/30/2009	363,533

1,500,000	Premium Asset Senior Notes,
	4.125%, 03/12/2009 (Acquired 05/10/2007; Cost $1,440,000) *	1,442,558
275,000	Principal Life Global,
	3.625%, 04/30/2008 (Acquired 08/17/2005; Cost $268,452) *	271,522
330,000	Republic New York Corporation Subordinated Notes,
	9.70%, 02/01/2009	348,276
1,050,000	Residential Capital Corporation,
	6.125%, 11/21/2008	939,750
550,000	Santander Financial Issuances,
	6.375%, 02/15/2011 f	578,608
1,200,000	Transamerica Corporation Debentures,
	9.375%, 03/01/2008	1,214,446
850,000	Unum Group,
	5.859%, 05/15/2009	861,677
1,000,000	Washington Mutual, Inc.,
	4.375%, 01/15/2008	994,584
1,175,000	Western Financial Bank Subordinated Debentures,
	9.625%, 05/15/2012 (Callable 05/15/2009)	1,261,345
		30,935,277
Industrial - 18.7%
1,500,000	American Standard Inc.,
	7.375%, 02/01/2008	1,507,118
150,000	BellSouth Telecommunication Debentures,
	5.875%, 01/15/2009	151,487
225,000	British Telecom PLC Notes,
	8.625%, 12/15/2010 f	247,713
1,050,000	Bunge Limited Finance Corporation,
	4.375%, 12/15/2008	1,038,666
874,000	Cadbury Schweppes U.S. Finance Notes,
	3.875%, 10/01/2008 (Acquired 08/30/2005 and 02/14/2007; Cost $685,461 and $170,084, respectively) *	861,747
1,190,000	Chelsea Property Group,
	7.25%, 10/21/2007	1,190,963
200,000	Comcast Cable Communications, Inc. Notes,
	6.20%, 11/15/2008	201,956
1,570,000	Computer Sciences Corporation Notes,
	3.50%, 04/15/2008	1,549,212
581,000	COX Communications Inc. Notes,
	7.875%, 08/15/2009	607,597
1,000,000	Daimler Finance NA LLC,
	4.75%, 01/15/2008	997,213
662,000	Devon Energy Corporation Debentures,
	10.125%, 11/15/2009	727,625
1,000,000	Donnelley (R.R.) & Sons Notes,
	3.75%, 04/01/2009	977,589
1,000,000	Fiserv Inc.,
	3.00%, 06/27/2008	982,700
1,423,000	FMC Corporation Notes,
	7.00%, 05/15/2008	1,432,015
300,000	Ford Motor Credit Company Senior Notes,
	4.95%, 01/15/2008	298,078
	Halliburton Company Notes:
225,000	5.625%, 12/01/2008	225,970
500,000	5.50%, 10/15/2010	505,806
	International Paper Company Notes:
885,000	6.50%, 11/15/2007	885,560
675,000	4.00%, 04/01/2010	654,909
1,000,000	Johnson Controls Inc. Notes,
	6.30%, 02/01/2008	1,000,834

1,750,000	Macy's Retail Holdings Inc.,
	7.90%, 10/15/2007	1,750,875
1,371,000	Marathon Oil Corporation Notes,
	6.85%, 03/01/2008	1,379,493
1,347,000	Motorola, Inc.,
	4.608%, 11/16/2007	1,345,730
450,000	News America Holdings,
	7.375%, 10/17/2008	457,985
	PEMEX Project Funding Master Trust: f
200,000	6.125%, 08/15/2008	201,000
400,000	9.125%, 10/13/2010	442,200
1,240,000	Premcor Refining Group Inc. Senior Notes,
	9.50%, 02/01/2013 (Callable 02/01/2008)	1,309,373
1,575,000	Sealed Air Corporation Senior Notes,
	5.375%, 04/15/2008 (Acquired 07/07/2006 and 05/04/2007; Cost $989,890 and $574,425, respectively) *	1,570,379
500,000	Sprint Capital Corporation Notes,
	6.375%, 05/01/2009	507,780
1,000,000	Telecom Italia Capital,
	4.00%, 11/15/2008 f	985,930
1,145,000	Thomson Corporation,
	5.75%, 02/01/2008 f	1,146,429
750,000	Time Warner Companies, Inc. Debentures,
	7.48%, 01/15/2008	754,170
1,500,000	Transocean Inc.,
	5.566%, 09/05/2008 (Callable 12/24/2007) f	1,497,278
383,848	United AirLines, Inc. Pass-Thru Certificates,
	Series 2001-1, 6.201%, 09/01/2008	382,889
1,050,000	Univision Communication, Inc.,
	3.50%, 10/15/2007	1,042,125
620,000	Waste Management, Inc.,
	7.125%, 10/01/2007	620,000
1,300,000	Viacom, Inc. Senior Notes,
	7.70%, 07/30/2010	1,380,054
1,105,000	Vodafone Group PLC,
	7.75%, 02/15/2010 f	1,166,683
		33,985,131
Mortgage Backed Securities - 17.9%
943,677	Bank of America Alternative Loan Trust,
	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	930,191
	Citicorp Mortgage Securities, Inc.:
255,250	Series 2003-11, Class 2A8, 5.50%, 12/25/2033	255,001
751,652	Series 2004-3, Class A2, 5.25%, 05/25/2034	745,295
436,312	Series 2004-4, Class A2, 5.25%, 06/25/2034	426,119
	Countrywide Alternative Loan Trust:
1,397,058	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1,375,043
975,658	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	978,570
940,399	Series 2005-73CB, Class 1A7, 5.50%, 01/25/2036	941,682
1,401,788	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	1,419,660
1,766,472	Credit Suisse First Boston Mortgage Securities Corp.,
	Series 1998-C2, Class A2, 6.30%, 11/15/2030	1,781,476
	Deutsche Alternative Securities Inc. Mortgage:
1,022,907	Series 2003-3, Class 2A5, 5.00%, 10/25/2033	1,021,151
2,075,000	Series 2005-4, Class A2, 5.05%, 09/25/2035	2,064,759
1,725,075	DLJ Commercial Mortgage Corporation,
	Series 1999-CG3, 7.34%, 10/10/2032	1,790,920
	Federal Home Loan Mortgage Corporation (FHLMC):
91,650	Series 2548, Class HA, 4.50%, 01/15/2010	91,166
590,339	Series 2835, Class VK, 5.50%, 11/15/2012	593,406
906,052	Series 3033, Class LU, 5.50%, 03/15/2013	919,624

2,471,708	Series 3124, Class VP, 6.00%, 06/15/2014	2,525,498
301,828	Series 2789, Class VM, 5.50%, 04/15/2015	303,379
1,000,000	Series 2390, Class PW, 6.00%, 04/15/2015	1,009,397
219,030	Series 2541, Class JB, 5.00%, 02/15/2016	218,863
605,333	Series 2970, Class DA, 5.50%, 01/15/2023	611,338
	Federal National Mortgage Association (FNMA):
630,481	5.50%, 07/01/2015	637,757
1,000,000	Series 2003-27, Class OJ, 5.00%, 07/25/2015	997,679
1,175,000	Series 2003-24, Class LC, 5.00%, 12/25/2015	1,172,044
853,122	Series 2006-B1, Class AB, 6.00%, 06/25/2016	861,401
68,436	Series 2002-77, Class QP, 5.00%, 09/25/2026	68,296
1,830,431	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	1,826,806
2,000,000	Series 2004-W10, Class A24, 5.00%, 08/25/2034	1,988,289
2,000,000	J.P. Morgan Alternative Loan Trust,
	Series 2006-S2, Class A2, 5.81%, 05/25/2036	2,010,258
652,425	Merrill Lynch Mortgage Investors Inc.,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	647,907
1,088,065	Residential Accredit Loans Inc.,
	Series 2003-QS17, Class CB3, 5.50%, 09/25/2033	1,087,677
	Washington Mutual, Inc. Pass-Thru Certificates:
662,766	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	662,065
577,645	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	585,022
		32,547,739
Taxable Municipal Bonds - 1.6%
510,045	Educational Enhancement Funding Corporation,
	6.72%, 06/01/2025	505,174
70,000	Erie, Pennsylvania General Obligation,
	5.60%, 11/15/2007	70,049
650,000	Missouri State Housing Development Revenue Bond,
	5.74%, 03/01/2037	652,490
385,000	Redding California Redevelopment Agency Tax Allocation,
	6.00%, 09/01/2010	389,766
370,000	Richmond Joint Powers Financing Authority Tax Allocation,
	7.35%, 09/01/2010	382,254
897,376	Tobacco Settlement Financing Corporation,
	Series 2001A, Class A, 6.36%, 05/15/2025	895,016
		2,894,749
Utilities - 10.1%
1,000,000	Baltimore Gas & Electric Company Notes,
	5.78%, 10/01/2008	1,003,781
940,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	983,668
1,610,000	Commonwealth Edison Notes,
	3.70%, 02/01/2008	1,599,141
1,500,000	Consumers Energy Company, Series C,
	4.25%, 04/15/2008	1,489,400
1,000,000	Enron Oil & Gas Resources, Inc. Notes,
	6.50%, 12/01/2007	1,000,652
1,000,000	Kinder Morgan Energy Partners Senior Notes,
	6.30%, 02/01/2009	1,013,277
	MidAmerican Energy Holdings Company Senior Notes:
200,000	4.625%, 10/01/2007	200,000
1,275,000	7.63%, 10/15/2007	1,275,728
500,000	7.52%, 09/15/2008	509,620
1,000,000	NiSource Finance Corporation,
	7.875%, 11/15/2010	1,070,382
900,000	Ocean Energy Inc.,
	4.375%, 10/01/2007	900,000

	1,332,000	Panhandle Eastern Pipeline Senior Notes,
		4.80%, 08/15/2008	1,321,804
	1,000,000	Pepco Holdings, Inc. Notes,
		6.246%, 06/01/2010 (Callable 12/07/2007)	1,001,920
	350,000	PPL Capital Funding Trust I, Series A,
		4.33%, 03/01/2009	346,044
	250,000	PSE&G Power LLC,
		3.75%, 04/01/2009	244,641
	1,610,000	System Energy Resources 1st Mortgage,
		4.875%, 10/01/2007	1,610,000
	598,000	Texas-New Mexico Power Co.,
		6.125%, 06/01/2008 (Callable 12/24/2007)	596,853
	750,000	TXU Corporation,
		6.375%, 01/01/2008	752,306
	1,500,000	TXU Electric Delivery Co.,
		6.069%, 09/16/2008 (Acquired 03/13/2007; Cost $1,500,000) *	1,484,745
			18,403,962
	U.S. Government Agency Issues - 14.7%
		Federal Home Loan Bank (FHLB),
	1,000,000	4.70%, 10/07/2010	997,336
		Federal National Mortgage Association (FNMA),
	24,550,000	6.00%, 05/15/2011	25,776,739
			26,774,075
	U.S. Treasury Obligations - 7.5%
		U.S. Treasury Note,
	13,250,000	4.875%, 04/30/2011	13,592,632
		Total Long-Term Investments (Cost $178,285,799)	178,851,918

	COLLATERAL POOL INVESTMENT FOR SECURITIES
	ON LOAN - 22.5% (Cost $40,965,873) (Please Refer to Note 1)		40,957,580

	Shares
	SHORT-TERM INVESTMENTS - 2.0%
	Money Market Fund - 2.0%
	3,560,385	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	3,560,385
		Total Short-Term Investments (Cost $3,560,385)	3,560,385
		Total Investments (Cost $222,812,057) - 122.8%	223,369,883
		Liabilities in Excess of Other Assets - (22.8)%	(41,415,993)
		TOTAL NET ASSETS - 100.0%	$181,953,890

*	Restricted Security Deemed Liquid
f	Foreign Security

Baird LargeCap Fund
Schedule of Investments
September 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.1%
	Air Freight & Logistics - 1.7%
10,470	Expeditors International of Washington, Inc.	$495,231
	Auto Components - 3.2%
7,759	Johnson Controls, Inc.	916,415
	Biotechnology - 4.7%
9,617	Genentech, Inc. *	750,318
15,077	Gilead Sciences, Inc. *	616,197
		1,366,515
	Capital Markets - 5.3%
6,111	Legg Mason, Inc.	515,096
4,469	Northern Trust Corporation	296,161
10,626	State Street Corporation	724,268
		1,535,525
	Chemicals - 3.9%
12,043	Ecolab, Inc.	568,430
6,834	Praxair, Inc.	572,416
		1,140,846
	Commercial Banks - 1.4%
9,560	Marshall & Ilsley Corp.	418,441
	Communications Equipment - 5.7%
27,821	Cisco Systems, Inc. *	921,153
29,923	Corning Incorporated *	737,602
		1,658,755
	Computers & Peripherals - 4.6%
4,524	Apple Computer, Inc. *	694,615
24,147	Network Appliance, Inc. *	649,796
		1,344,411
	Consumer Finance - 1.0%
4,172	Capital One Financial Corporation	277,146
	Electrical Equipment - 5.0%
18,377	Agilent Technologies, Inc. *	677,744
14,255	Emerson Electric Company	758,651
		1,436,395
	Energy Equipment & Services - 5.2%
7,106	Schlumberger Limited f	746,130
11,420	Weatherford International Ltd. * f	767,196
		1,513,326
	Food & Staples Retailing - 8.3%
6,633	Costco Wholesale Corp.	407,067
20,800	Sysco Corporation	740,272
16,298	Walgreen Company	769,918
9,675	Whole Foods Market, Inc.	473,688
		2,390,945
	Health Care Equipment & Supplies - 7.1%
6,685	Cytyc Corporation *	318,540
7,775	Hologic, Inc. *	474,275
16,317	St Jude Medical, Inc. *	719,090
6,882	Zimmer Holdings, Inc. *	557,373
		2,069,278

		IT Services - 6.3%
	25,963	Iron Mountain Incorporated *	791,352
	10,473	Paychex, Inc.	429,393
	29,026	Western Union Company	608,675
			1,829,420
		Machinery - 10.2%
	9,425	Danaher Corporation	779,542
	14,020	Illinois Tool Works, Inc.	836,153
	9,439	ITT Industries, Inc.	641,191
	11,370	Oshkosh Truck Corporation	704,599
			2,961,485
		Multiline Retail - 5.1%
	12,230	Kohl's Corporation *	701,146
	12,272	Target Corporation	780,131
			1,481,277
		Oil & Gas - 2.6%
	17,781	Southwestern Energy Company *	744,135
		Pharmaceuticals - 4.7%
	14,206	Abbott Laboratories	761,726
	9,306	Allergan, Inc.	599,958
			1,361,684
		Semiconductor & Semiconductor Equipment - 2.7%
	20,959	Texas Instruments Incorporated *	766,890
		Software - 5.9%
	12,444	Adobe Systems, Incorporated *	543,305
	11,224	Electronic Arts Inc. *	628,432
	18,104	Microsoft Corporation	533,344
			1,705,081
		Specialty Retail - 1.6%
	21,550	Staples, Inc.	463,109
		Trading Companies & Distributors - 1.9%
	12,341	Fastenal Company	560,405
		TOTAL COMMON STOCKS (Cost $23,226,876)	28,436,715

		COLLATERAL POOL INVESTMENT FOR SECURITIES
		ON LOAN - 44.9% (Cost $13,024,787) (Please Refer to Note 1)	13,023,271

			Value
		SHORT TERM INVESTMENTS - 1.3%
		Money Market Fund - 1.3%
	378,467	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	378,467
		TOTAL SHORT TERM INVESTMENTS (Cost $378,467)	378,467
		TOTAL INVESTMENTS (Cost $36,630,130) - 144.3%	41,838,453
		Liabilities in Excess of Other Assets - (44.3)%	(12,850,305)
		TOTAL NET ASSETS - 100.0%	$28,988,148

*	Non Income Producing
f	Foreign Security

Baird MidCap Fund
Schedule of Investments
September 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.5%
	Air Freight & Logistics - 1.9%
16,905	Expeditors International of Washington, Inc.	$799,606
	Auto Components - 1.9%
36,050	Gentex Corporation	772,912
	Biotechnology - 2.7%
15,266	Cephalon, Inc. *	1,115,334
	Capital Markets - 1.5%
15,457	Eaton Vance Corporation	617,662
	Commercial Banks - 6.7%
28,322	East West Bancorp, Inc.	1,018,459
21,522	Marshall & Ilsley Corporation *	942,018
11,349	Zions Bancorporation	779,336
		2,739,813
	Commercial Services & Supplies - 2.7%
19,161	Stericycle, Inc. *	1,095,243
	Communications Equipment - 4.6%
26,440	Dolby Laboratories, Inc. *	920,641
16,850	Harris Corporation	973,762
		1,894,403
	Computers & Peripherals - 1.6%
22,046	Logitech Intl S.A. * f	651,459
	Electrical Equipment - 4.4%
12,394	Roper Industries, Inc.	811,807
26,024	Trimble Navigation Limited *	1,020,401
		1,832,208
	Energy Equipment & Services - 6.7%
8,885	Cameron International Corporation *	819,997
11,275	Oceaneering International, Inc. *	854,645
15,231	Smith International, Inc.	1,087,493
		2,762,135
	Food & Staples Retailing - 5.6%
40,313	United Natural Foods, Inc. *	1,097,320
24,483	Whole Foods Market, Inc.	1,198,688
		2,296,008
	Health Care Equipment & Supplies - 7.1%
12,902	Gen-Probe, Incorporated *	859,015
20,870	Hologic, Inc. *	1,273,070
18,570	ResMed, Inc. *	796,096
		2,928,181
	Health Care Providers & Services - 2.1%
21,005	VCA Antech, Inc. *	876,959
	Health Care Technology - 1.5%
10,596	Cerner Corporation *	633,747
	Hotels Restaurants & Leisure - 2.9%
24,077	The Cheesecake Factory Incorporated *	565,087
5,246	Chipotle Mexican Grill, Inc. *	619,710
		1,184,797
	Household Durables - 1.6%
7,425	Harman International Industries, Incorporated	642,411

		Internet Software & Services - 2.0%
	28,606	Akamai Technologies, Inc. *	821,850
		IT Services - 4.3%
	22,846	Global Payments, Inc.	1,010,250
	25,667	Iron Mountain Incorporated *	782,330
			1,792,580
		Life Sciences Tools & Services - 2.5%
	13,237	Covance Inc. *	1,031,162
		Machinery - 8.4%
	21,705	Harsco Corporation	1,286,455
	19,314	Joy Global Inc.	982,310
	19,050	Oshkosh Truck Corporation	1,180,529
			3,449,294
		Media - 1.8%
	14,813	Lamar Advertising Co. - Class A	725,393
		Office Electronics - 1.8%
	19,884	Zebra Technologies Corporation - Class A *	725,567
		Oil & Gas - 2.4%
	24,101	Southwestern Energy Company *	1,008,627
		Semiconductor & Semiconductor Equipment - 2.3%
	25,679	Microchip Technology Incorporated	932,661
		Software - 2.2%
	41,420	Activision, Inc. *	894,258
		Specialty Retail - 10.5%
	28,952	Advance Auto Parts, Inc.	971,629
	36,261	Chico's FAS, Inc. *	509,467
	12,182	Dick's Sporting Goods, Inc. *	818,021
	20,127	Gamestop Corporation - Class A *	1,134,156
	19,718	Tractor Supply Company *	908,803
			4,342,076
		Thrifts & Mortgage Finance - 1.5%
	19,380	MGIC Investment Corporation	626,168
		Trading Companies & Distributors - 2.3%
	20,489	Fastenal Company	930,405
		TOTAL COMMON STOCKS (Cost $31,546,312)	40,122,919

		COLLATERAL POOL INVESTMENT FOR SECURITIES
		ON LOAN - 46.9% (Cost $19,296,159) (Please Refer to Note 1)	19,294,025

			Value
		SHORT TERM INVESTMENTS - 2.3%
		Money Market Fund - 2.3%
	935,695	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	935,695
		TOTAL SHORT TERM INVESTMENTS (Cost $935,695)	935,695
		TOTAL INVESTMENTS (Cost $51,778,166) - 146.7%	60,352,639
		Liabilities in Excess of Other Assets - (46.7%)	(19,203,230)
		TOTAL NET ASSETS - 100.0%	$41,149,409

*	Non Income Producing
f	Foreign Security

Baird SmallCap Fund
Schedule of Investments
September 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.2%
	Commercial Banks - 8.1%
21,546	Boston Private Financial Holdings, Inc.	$599,840
22,235	Pinnacle Financial Partners, Inc. *	640,813
28,352	United Community Banks, Inc.	695,191
17,014	Wintrust Financial Corporation	726,328
		2,662,172
	Commercial Services & Supplies - 5.9%
17,239	Brady Corporation - Class A	618,535
41,058	Marlin Business Services Corporation *	588,361
30,312	Mobile Mini, Inc. *	732,338
		1,939,234
	Computers & Peripherals - 1.7%
11,710	Sigma Designs, Inc. *	564,890
	Construction & Engineering - 1.8%
19,466	Dycom Industries, Inc. *	596,244
	Distributors - 2.4%
22,675	LKQ Corporation *	789,317
	Diversified Financial Services - 1.7%
21,780	Heartland Payment Systems, Inc. *	559,746
	Electronic Equipment & Instruments - 8.1%
30,851	Daktronics, Inc.	839,764
31,305	DTS, Inc. *	950,733
31,409	Plexus Corp. *	860,607
		2,651,104
	Energy Equipment & Services - 6.1%
13,521	CARBO Ceramics, Inc.	685,920
8,169	Dawson Geophysical Company *	633,179
13,953	GulfMark Offshore, Inc. *	678,953
		1,998,052
	Food & Staples Retailing - 2.4%
28,811	United Natural Foods, Inc. *	784,235
	Health Care Equipment & Supplies - 4.9%
9,640	Kyphon Inc. *	674,800
59,425	Natus Medical Incorporated *	947,234
		1,622,034
	Health Care Providers & Services - 14.8%
36,746	Allscripts Healthcare Solutions, Inc. *	993,244
26,774	Computer Programs & Systems, Inc.	705,763
27,128	HealthExtras, Inc. *	754,972
15,200	Healthways, Inc. *	820,344
33,807	Nighthawk Radiology Holdings, Inc. *	828,610
26,277	Providence Service Corporation *	771,493
		4,874,426
	Hotels Restaurants & Leisure - 7.2%
9,843	Jack in the Box, Inc. *	638,220
14,372	Panera Bread Company - Class A *	586,378
18,355	PF Chang's China Bistro, Inc. *	543,308
13,841	Red Robin Gourmet Burgers, Inc. *	593,779
		2,361,685

		IT Services - 5.1%
	33,441	Forrester Research, Inc. *	788,205
	31,679	SRA International, Inc. - Class A *	889,546
			1,677,751
		Life Sciences Tools & Services - 2.2%
	14,062	Illumina, Inc. *	729,537
		Machinery - 4.4%
	10,632	Bucyrus International, Inc. - Class A	775,392
	20,190	ESCO Technologies, Inc. *	671,115
			1,446,507
		Road & Rail - 1.9%
	36,063	Knight Transportation, Inc.	620,644
		Software - 8.5%
	20,537	ANSYS, Inc. *	701,749
	43,951	Cogent Inc. *	689,152
	84,734	Secure Computing Corporation *	824,462
	22,930	THQ Inc. *	572,791
			2,788,154
		Specialty Retail - 7.1%
	31,002	Cabela's, Incorporated *	733,197
	31,634	Hibbett Sporting Goods, Inc. *	784,523
	18,151	Tractor Supply Company *	836,580
			2,354,300
		Trading Companies & Distributors - 3.9%
	21,320	Applied Industrial Technologies, Inc.	657,296
	13,387	Watsco, Inc.	621,558
			1,278,854
		TOTAL COMMON STOCKS (Cost $26,961,482)	32,298,886

			Value
		SHORT TERM INVESTMENTS - 2.1%
		Money Market Fund - 2.1%
	676,750	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	676,750
		TOTAL SHORT TERM INVESTMENTS (Cost $676,750)	676,750
		Total Investments (Cost $27,638,232) - 100.3%	32,975,636
		Liabilities in Excess of Other Assets - (0.3)%	(91,924)
		TOTAL NET ASSETS - 100.0%	$32,883,712

*	Non Income Producing

	Intermediate	Aggregate	Core Plus	Short-Term	Muni
Cost of investments	475,656,154	794,406,961	107,572,910	222,812,057	98,005,623
Gross unrealized appreciation	2,880,437	5,683,868	824,229	1,063,993	1,315,817
Gross unrealized depreciation	(3,779,825)	(6,076,086)	(957,131)	(506,167)	(457,586)
Net unrealized appreciation (depreciation)	(899,388)	(392,218)	(132,902)	557,826	858,231

	LargeCap	MidCap	SmallCap
Cost of investments	36,630,130	51,778,166	27,638,232
Gross unrealized appreciation	5,476,052	9,855,862	6,408,055
Gross unrealized depreciation	(267,729)	(1,281,389)	(1,070,651)
Net unrealized appreciation	5,208,323	8,574,473	5,337,404

Note 1:
The Funds receive cash as collateral in return for securities lent as part of a securities lending program. The collateral is invested in short-term securities including repurchase agreements, commercial paper, master notes and money market funds. Collateral invested as of September 30, 2007 is as follows:

	Intermediate Bond Fund	Aggregate Bond Fund	Core Plus Bond Fund	Short-Term Bond Fund	LargeCap Fund	MidCap Fund	Total
Citgroup Global Repurchase Agreement (1)	$ 14,052,293	$ 23,076,306	$ 3,170,741	$ 5,422,262	$ 1,724,115	$ 2,554,283	$ 50,000,000

Citgroup Global Repurchase Agreement (2)	14,052,293	23,076,306	3,170,741	5,422,262	1,724,115	2,554,283	50,000,000

Goldman Sachs Repurchase Agreement (3)	14,052,293	23,076,306	3,170,741	5,422,262	1,724,115	2,554,283	50,000,000

Morgan Stanley Repurchase Agreement (4)	10,651,639	17,491,840	2,403,421	4,110,074	1,306,879	1,936,147	37,900,000

ABN Amro Bank Repurchase Agreement (5)	9,836,606	16,153,414	2,219,518	3,795,583	1,206,881	1,787,998	35,000,000

Morgan Stanley Repurchase Agreement (6)	9,836,606	16,153,414	2,219,518	3,795,583	1,206,881	1,787,998	35,000,000

Reserve Primary Fund	5,058,826	8,307,470	1,141,467	1,952,014	620,681	919,542	18,000,000

Barclays Bank Certificate of Deposit	4,496,733	7,384,418	1,014,637	1,735,124	551,717	817,371	16,000,000

Sigma Finance Discount Commercial Paper	4,375,772	7,185,777	987,343	1,688,449	536,876	795,383	15,569,600

Bank of Scotland Certificate of Deposit	4,215,688	6,922,892	951,222	1,626,678	517,235	766,285	15,000,000

Rams Funding LLC Discount Commercial Paper	3,091,505	5,076,787	697,563	1,192,898	379,305	561,942	11,000,000

Kommunalkred Discount Commercial Paper	3,081,086	5,059,679	695,212	1,188,877	378,027	560,049	10,962,930

Societe Generale Discount Commercial Paper	2,809,278	4,613,323	633,882	1,083,997	344,678	510,642	9,995,800

KKR Atlantic Funding Trust Discount Commercial Paper	2,684,891	4,409,058	605,815	1,036,001	329,417	488,032	9,553,214

Merrill Lynch Premier Institutional Fund	2,558,981	4,202,290	577,405	987,416	313,968	465,145	9,105,205

KKR Atlantic Funding Trust Discount Commercial Paper	1,220,405	2,004,117	275,371	470,909	149,735	221,833	4,342,370

Federated Prime Obligations Fund	70,466	115,719	15,900	27,191	8,646	12,809	250,731
	$ 106,145,361	$ 174,309,116	$ 23,950,497	$ 40,957,580	$ 13,023,271	$ 19,294,025	$ 377,679,850

(1) (Dated 09/28/07), 5.30%, Due 10/01/07 (Repurchase Proceeds $50,022,083), (Collateralized by Government Agency Securities)

(2) (Dated 09/28/07), 5.30%, Due 10/01/07 (Repurchase Proceeds $50,022,083), (Collateralized by Government Agency Securities)

(3) (Dated 09/28/07), 5.35%, Due 10/01/07 (Repurchase Proceeds $50,022,292), (Collateralized by Corporate Bonds)

(4) (Dated 09/28/07), 5.20%, Due 10/01/07 (Repurchase Proceeds $37,916,423), (Collateralized by Agency Mortgage Backed Securities)

(5) (Dated 09/28/07), 5.35%, Due 10/01/07 (Repurchase Proceeds $35,015,604), (Collateralized by Mortgage Backed Securities)

(6) (Dated 09/28/07), 5.20%, Due 10/01/07 (Repurchase Proceeds $35,015,167), (Collateralized by Agency Mortgage Backed Securities)

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By     /s/ Mary Ellen Stanek
Mary Ellen Stanek, President

Date       11/21/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Mary Ellen Stanek
Mary Ellen Stanek, President

Date        11/21/2007

By     /s/ Leonard Rush
Leonard Rush, Treasurer

Date         11/29/2007